   As filed with the U.S. Securities and Exchange Commission on August 27, 2004
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
         Pre-Effective Amendment No.  __                              [ ]
         Post-Effective Amendment No. 72                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
         Amendment No. 73                                             [X]

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
              -----------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005
        -----------------------------------------------------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

_X__ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
____   60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

The Trustees and  principal  officers of The DFA  Investment  Trust Company also have executed this registration statement.

                      Title of Securities Being Registered:
                      -------------------------------------

                 U.S. SMALL CAP VALUE PORTFOLIO - CLASS R SHARES

--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   72/73  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A --  Prospectus  relating  to the Class R Shares of the  Registrant's
     U.S. Small Cap Value Portfolio series of shares

3.   PART B --  Statement  of  Additional  Information  relating  to the Class R
     Shares of the Registrant's U.S. Small Cap Value Portfolio series of shares

4.   PART C -- Other Information

5.   SIGNATURES

                               P R O S P E C T U S

                                 August 27, 2004

  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

   DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.

                   The Portfolio described in this Prospectus:

       o Is a mutual fund with its own investment objective and policies.

                     o Is designed for long-term investors.

   This Prospectus describes the Class R shares of the Portfolio which:o are generally available to employee benefit plans and clients and members of certain financial institutions, financial intermediaries or registered investment advisors. o do not charge a sales commission or "load."

                         U.S. SMALL CAP VALUE PORTFOLIO

                                 CLASS R SHARES

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency. Investing in the Portfolio involves investment risk, including possible loss of principal.

   REDEMPTION PROCEDURE FOR RETIREMENT PLAN PARTICIPANTS AND
   CLIENTS OF FINANCIAL INSTITUTIONS.............................................11
   REDEMPTION PROCEDURE FOR RETIREMENT PLANS, INSTITUTIONS

                                      -i-

                                 RISK/RETURN SUMMARY

About the Portfolio

The Portfolio Has A Special Structure:  The Portfolio is a "Feeder Portfolio"--a
securities  directly.  The  portfolio  that does not buy  individual  securities directly. Instead, it invests in a corresponding fund, or "Master Fund," that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs,  it may not do so. As a result,  the
Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for the
Master Fund. (A Feeder Portfolio does not need an investment manager.)

o Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection,  not stock picking.
It places priority on limiting expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.   Selecting a starting  universe of  securities  (for  example,  all publicly traded U.S. common stocks).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  certain  companies after analyzing various factors (for example, solvency).

4.   Purchasing stocks using a market capitalization weighted approach.

The   Advisor's   investment   guidelines   for  the   Portfolio  use  a  market
capitalization  segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal  U.S.  exchange or the over-the-counter  market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization  identified for the Portfolio.

The Master Fund of the U.S. Small Cap Value Portfolio generally purchases stocks
whose   market   capitalizations   are  in  the   lowest  8%  of  total   market
capitalization.

o    The Master Fund buys  securities  directly.  The  Portfolio  invests in the
     Master Fund's shares. The two have the same gross investment returns.

o    Market  capitalization  means the  number of  shares of a  company's  stock outstanding, as determined by the Advisor, times price per share.

o    Market  capitalization  weighted means the amount of a stock in an index or portfolio is keyed to that stock's  market  capitalization  compared to all eligible  stocks.  The higher the  relative  market  cap,  the  greater its representation.

o    Market  capitalization  weighted  approach  means  investing  on  a  market capitalization  weighted basis,  which may include adjusting that weighting to consider such factors as trading  strategies,  liquidity  management and other  factors  that  the  Advisor  determines  appropriate,  given  market conditions. See "Market Capitalization Weighted Approach."

o    Total market  capitalization is based on the market  capitalization of U.S.
     operating  companies  listed  on the  New  York  Stock  Exchange  ("NYSE"),
     American  Stock Exchange  ("AMEX") or Nasdaq  National  Market  ("Nasdaq").

                                      -1-

Investment Objective and Strategy

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Purchase  shares of a Master  Fund  which buys value stocks  of small  U.S.  companies  using a market  capitalization  weighted approach.

Principal Risks

Small Company  Risk:  Securities of small firms are often less liquid than those of large companies.  As a result,  small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political and issuer specific events will cause  securities  owned by the Master Fund,  and  consequently  the  Portfolio  itself,  to rise or fall in value.  Because the value of your  investment in the Portfolio  will  fluctuate, there is the risk that you may lose money.

Other Information
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio  securities to generate  additional  income.  If the Master  Fund does so, it will use  various strategies  (for  example,  only making  fully  collateralized  loans) to reduce related risks.

Commodity Pool Operator Exemption:

The  Portfolio  and the Master Fund are operated by a person that has claimed an exclusion from the definition of the term  "commodity  pool operator"  under the
Commodity Exchange Act ("CEA"),  and,  therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

o    "Value Stocks":  Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

o    In selecting value stocks,  the Advisor primarily  considers price relative to book value.

                                      -2-

Risk and Return Bar Chart and Table

The Bar Chart and Table below  illustrate  the  variability  of the  Portfolio's returns and are meant to provide  some  indication  of the risks of investing in the  Portfolio.  The Class R shares of the  Portfolio are a new class of shares, therefore, the Bar Chart and Table show performance information for the Investor
Class shares of the Portfolio, another class of shares of the Portfolio. The Bar
Chart shows the  changes in  performance  of the  Investor  Class  shares of the
Portfolio from year to year. The Table illustrates how annualized one year, five year and ten year returns for the Portfolio's Investor Class shares, both before and after taxes,  compare with those of a broad  measure of market  performance.
The after-tax  returns  presented for the  Portfolio  are  calculated  using the historical  highest  individual  federal  marginal  income  tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's  tax  situation  and may differ from those shown in the Table.  In addition,  the  after-tax  returns  shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts.  Past performance (before and after taxes) is not an indication of future results.

The Bar  Chart and Table  presented  below  illustrate  the  performance  of the
Portfolio's  Investor Class of shares,  which are not offered in this Prospectus but would have  substantially  similar  annual  returns as the Class R shares if they had been  adjusted to reflect  the fees and  expenses of the Class R shares because the shares are invested in the same  portfolio  securities.  Returns for the Class R shares will differ from the Investor Class shares to the extent that
Class R shares will pay a Shareholder  Services fee of up to 0.25% and will have different expenses.

[Performance Information for Creation of Bar Chart and Table]

1994     1.21
1995     29.29
1996     22.32
1997     30.75
1998     -7.28
1999     13.04
2000     9.01
2001     22.63
2002     -9.27
2003     59.39

  Highest Quarter - 28.03 (4/03-6/03)
  Lowest Quarter - -22.72 (7/02-9/02)
  Year-to-date return as of June 30, 2004: 11.35
  Annualized Returns % (Periods ending December 31, 2003)

 ------------------------------------- -------------- ---------- ----------
                                       One Year       Five Years Ten Years
 ------------------------------------- -------------- ---------- ----------
 U.S. Small Cap Value Portfolio
 ------------------------------------- -------------- ---------- ----------
 Return Before Taxes                   59.39          16.93      15.55
 ------------------------------------- -------------- ---------- ----------
 Return After Taxes on Distributions   57.16          14.27      13.53
 ------------------------------------- -------------- ---------- ----------
 Return After Taxes on Distributions
 and Sale of Portfolio Shares          39.95          13.53      12.86
 ------------------------------------- -------------- ---------- ----------
 Russell 2000 Value Index              46.02          12.28      12.70
 ------------------------------------- -------------- ---------- ----------

                                      -3-

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Class
R shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):  None

                         ANNUAL FUND OPERATING EXPENSES*
               (expenses that are deducted from Portfolio assets)

The  expenses  in the  following  tables  are  based  on those  incurred  by the
Portfolio and the Master Fund for the fiscal year ended November 30, 2003.

Management Fee.....................................................      0.50%
Shareholder Services Fee**.........................................      0.25%
Other Expenses.....................................................      0.06%

Total Annual Operating Expenses....................................      0.81%

---------------------------------------------

*    The "Management  Fee" includes an investment  management fee payable by the
     Master Fund and an administration fee payable by the Portfolio.  The amount set forth in "Other  Expenses" is an estimate of the aggregate  amount that will be payable  by both the  Master  Fund and the  Portfolio  through  the fiscal year ending November 30, 2004.

**   An amount of up to 0.25% of the average net assets of the Portfolio's Class
     R shares may be used to compensate  service agents  ("Shareholder  Services
     Agent")  that  provide  shareholder  servicing,   record  keeping,  account
     maintenance  and other  services to  investors in the  Portfolio's  Class R shares.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes  that you invest  $10,000 in the Class R shares of the
Portfolio  for the time periods  indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return  each year and that the  operating  expenses of the Class R shares of the
Portfolio  remain the same.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                3 Years              5 Years               10 Years
------                -------              -------               --------
  $83                  $259                 $450                  $1,002

The table summarizes the aggregate  estimated annual operating  expenses of both the Portfolio and the Master Fund.

                           SECURITIES LENDING REVENUE

For the fiscal  year ended  November  30,  2003,  the Master Fund  received  the following  net revenue from a securities  lending  program  which  constituted a percentage of the average  daily net assets of the Master Fund (see  "SECURITIES
LOANS"):

                                      -4-

                                                               Percentage of
Master Fund                                 Net Revenue         Net Assets
-----------                                 ------------        ----------
U.S. Small Cap Value Series.................   $1,357,000          0.04%

                                   HIGHLIGHTS

Management and Administrative Services

     The Advisor  provides the Portfolio with  administrative  services and also serves as  investment  advisor  to the  Master  Fund.  The Fund  contracts  with
Shareholder Services Agents to provide certain  recordkeeping and other services for the benefit of the Portfolio's Class R shareholders.  See "MANAGEMENT OF THE
PORTFOLIO."

Dividend Policy

     The  Portfolio   distributes  dividends  from  its  net  investment  income quarterly (on a calendar  basis) and any realized net capital gains  annually in
December of each year. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

Purchase, Valuation and Redemption of Shares

     The  shares of the  Portfolio  are  offered  at net asset  value,  which is calculated  as of the close of the New York Stock  Exchange (the "NYSE") on each day that the NYSE is open for business. The value of the Portfolio's shares will fluctuate  in relation to the  investment  experience  of the Master  Fund.  The redemption  price of a share of the  Portfolio  is equal to its net asset value.
See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES."

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S.  Small Cap Value  Series (the "Master  Fund") of The DFA  Investment
Trust  Company  (the  "Trust"),  which  has the same  investment  objective  and policies as the  Portfolio.  The Master Fund  invests in common  stocks of small
U.S.  companies  which the Advisor  believes  to be value  stocks at the time of purchase.  Securities are considered value stocks primarily  because a company's shares  have a high book value in  relation  to their  market  value (a "book to market ratio"). In measuring value, the Advisor may consider additional factors, such as price to cash  flow or price to  earnings  ratios,  as well as  economic conditions and developments in the issuer's  industry.  The criteria the Advisor uses for assessing value are subject to change from time to time.

     The Master  Fund  generally  will  invest in a broad and  diverse  group of common stocks of small cap companies traded on a principal U.S.  exchange or the over-the-counter  market that the Advisor  determines to be value stocks.  As of the date of this  Prospectus,  the  Advisor  considers  companies  whose  market capitalizations generally are in the lowest 8% of total market capitalization to be  small  cap  companies.  For  purposes  of  this  Prospectus,  "total  market capitalization"  is  based  on  the  market  capitalization  of  U.S.  operating companies listed on the NYSE, AMEX or Nasdaq.  On at least a semi-annual  basis, the  Advisor  will  review  total  market  capitalization  to  prepare  lists of companies  whose stock is eligible  for  investment  by the Master  Fund.  As of
December  31, 2003,  generally,  the market  capitalization  of a company in the lowest 8% of total market  capitalization  was  approximately  $1296  million or
below.  This  dollar  amount  may  change  due  to  market   conditions.   As  a
non-fundamental policy, under normal circumstances,  the Master Fund will invest at least 80% of its net assets in securities of small cap U.S. companies. If the
Master  Fund  changes  this  investment   policy,   the  Portfolio  will  notify
shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

                                      -5-

Portfolio Construction

     Ordinarily,  the assets of the Master  Fund will be invested in a broad and diverse group of readily  marketable common stocks of small U.S.  companies with high book to market ratios,  as described  above.  The Master Fund may invest in futures contracts and options on futures contracts.

     The Master Fund uses a market  capitalization  weighted approach.  That is, each  security is  generally  purchased  based on the issuer's  relative  market capitalization.  The total market  capitalization  range, and the value criteria used by the Advisor for the Master Fund, as described above,  generally apply at the time of purchase  by the Master  Fund.  The Master  Fund is not  required to dispose of a security  if the  security's  issuer is no longer  within the total market capitalization range or does not meet current value criteria.  Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization  reflects a serious  financial  difficulty or potential or actual insolvency of the company.  Securities  which do meet the market  capitalization and/or  value  criteria  nevertheless  may be  sold  at any  time  when,  in the
Advisor's judgment, circumstances warrant their sale. See "Market Capitalization
Weighted Approach" below.

Market Capitalization Weighted Approach

     The  Advisor   purchases   stocks  for  the  Master  Fund  using  a  market
capitalization  weighted approach.  Market  capitalization  weighting means each
security  is  generally   purchased  based  on  the  issuer's   relative  market
capitalization.  Market capitalization weighting will be adjusted by the Advisor for a variety of  factors.  The  Advisor may  consider  such  factors as trading strategies,  liquidity management and other factors determined to be appropriate by the Advisor given market  conditions.  The Advisor may exclude the stock of a company that meets  applicable  market  capitalization  criterion if the Advisor
determines,   in  its  best  judgment,  that  the  purchase  of  such  stock  is inappropriate in light of other  conditions.  These adjustments will result in a deviation from traditional market capitalization weighting.

     Deviation from market capitalization  weighting will also occur because the
Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient  liquidity,  the relative  amount of any security  held by the Master
Fund may be reduced, from time to time, from the level which adherence to market capitalization  weighting would otherwise require. A portion,  but generally not in excess of 20%, of the Master  Fund's  assets may be invested in high quality, highly liquid fixed income  securities,  thereby causing further  deviation from market capitalization  weighting.  Such investments would be made on a temporary basis  pending  investment  in equity  securities  pursuant to the Master Fund's investment  objective.  The Master  Fund may make block  purchases  of  eligible securities at opportune  prices even though such purchases  exceed the number of shares  which,  at the time of purchase,  adherence  to a market  capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization  weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

     Changes  in the  composition  and  relative  ranking  (in  terms of  market capitalization  and book to market  ratio) of the stocks  which are eligible for purchase  by the Master  Fund take place  with every  trade when the  securities markets are open for  trading  due,  primarily,  to price  fluctuations  of such securities.  Only common stocks whose market  capitalizations  are not more than the  maximum  on such list will be  purchased  by the  Master  Fund.  Additional investments  will not be made in securities  which have  appreciated in value to such an extent  that they are not then  considered  by the  Advisor  to be small companies.  This may  result in further  deviation  from  market  capitalization weighting and such deviation could be substantial if a significant amount of the
Master Fund's  holdings  increase in value  sufficiently to be excluded from the then current market capitalization  requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     As described  above,  investments  will be made in  virtually  all eligible securities using a market capitalization weighted approach. The Master Fund does not  intend  to  purchase  or sell  securities  based on the  prospects  for the economy,  the  securities  markets or the  individual  issuers  whose shares are eligible for purchase.

     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio  securities when the issuer's market capitalization  increases to a level that substantially exceeds that of the issuer with the largest market  capitalization which is then eligible for investment by

                                      -6-

the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls  substantially  below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. The
Master Fund anticipates that it will generally retain securities of issuers with relatively  smaller  market  capitalizations  for longer  periods,  despite  any decrease in the issuer's book to market ratio.  However,  securities,  including those  eligible for  purchase,  may be sold at any time when,  in the  Advisor's judgment, circumstances warrant their sale.

                                SECURITIES LOANS

     The Master Fund is  authorized  to lend  securities  to qualified  brokers, dealers,  banks and other  financial  institutions  for the  purpose  of earning additional income. While the Master Fund may earn additional income from lending securities,  such  activity  is  incidental  to  the  Master  Fund's  investment objective.  For information  concerning the revenue from securities lending, see
"SECURITIES  LENDING  REVENUE." The value of securities loaned may not exceed 33
1/3% of the value of the Master  Fund's total assets.  In  connection  with such loans,  the  Master  Fund will  receive  collateral  consisting  of cash or U.S.
government securities,  which will be maintained at all times in an amount equal to at least  100% of the  current  market  value of the  loaned  securities.  In addition,  the Master  Fund will be able to  terminate  the loan at any time and will receive  reasonable  compensation  on the loan, as well as amounts equal to any dividends,  interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower,  the Master Fund could experience delay in recovering the loaned securities.  Management  believes that this risk can be
controlled  through  careful  monitoring  procedures.   The  Portfolio  is  also
authorized to lend its portfolio  securities.  However, as long as it holds only shares of the Master Fund, it will not do so.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Master Fund. As such, it is responsible  for the  management  of its assets.  Investment  decisions  for the
Master Fund are made by the Investment Committee of the Advisor,  which meets on a regular basis and also as needed to consider investment issues. The Investment
Committee is composed primarily of certain officers and directors of the Advisor who are elected  annually.  The Advisor  provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

     Securities  transactions are placed with a view to obtaining the best price and  execution of such  transactions.  The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might  charge if it  determines,  in good  faith,  that the  commission  paid is reasonable  in relation to the research or brokerage  services  provided by such organization.

     For the advisory  fees the Portfolio has incurred for the fiscal year ended
November  30,  2003,  see  "ANNUAL  FUND  OPERATING  EXPENSES."  The Advisor was
organized in May 1981,  and is engaged in the  business of providing  investment management  services  to  institutional  investors.  As  of  the  date  of  this
Prospectus, assets under management total approximately $ 49 billion.

     DFA Investment  Dimensions  Group Inc. (the "Fund") and the Trust each bear all of its own  costs  and  expenses,  including:  services  of its  independent
registered   certified  public   accounting   firm,  legal  counsel,   brokerage
commissions   and  transfer  taxes  in  connection   with  the  acquisition  and
disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its  shareholders  and directors or trustees,  the cost of filing its registration  statements  under federal  securities laws and the cost of any filings  required under state  securities  laws,  reports to  shareholders,  and transfer and dividend disbursing agency,  administrative  services and custodian fees.  Expenses of the Fund or Trust  allocable to the  Portfolio (or a class of the  Portfolio) or the Master Fund are so allocated  and expenses  which are not allocable to the Portfolio (or a class of the Portfolio) and the Master Fund are borne by the  Portfolio  and the Master Fund on the basis of their  relative net assets.

                                      -7-

Shareholder Services

     On behalf of the Portfolio,  the Fund enters into  agreements  with service agents to provide shareholder servicing, recordkeeping,  account maintenance and other  services to Class R  shareholders.  The Fund pays such service  agents an amount up to 0.25% of the  average  net  assets  of the Class R shares  for such services.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     In general,  the Portfolio  distributes  substantially  all net  investment income quarterly (on a calendar basis) and any realized net capital gains (after any  reductions  for capital  loss  carryforwards)  annually in December of each year.

     Shareholders of Class R shares of the Portfolio will automatically  receive all income  dividends and any capital gains  distributions in additional Class R shares of the  Portfolio at net asset value (as of the business  date  following the dividend record date).

     Dividends  and  distributions  paid to a  401(k)  plan  accumulate  free of federal income tax. Whether paid in cash or additional  shares and regardless of the length of time the Portfolio's  shares have been owned by  shareholders  who are subject to federal income taxes,  distributions from long-term capital gains are taxable as such.  Dividends  from net  investment  income or net  short-term capital gains will be taxable as ordinary income, whether received in cash or in additional  shares.  A portion of the income dividends paid by the Portfolio may be qualified  dividends  eligible for taxation at long-term capital gains rates, so long as the investor  meets certain  holding period  requirements.  Dividends from net  investment  income will  generally  qualify in part for the  corporate dividends  received  deduction.  The portion of dividends  so qualified  depends primarily on the aggregate  qualifying  dividend  income  received by the Master
Fund from domestic (U.S.) sources.

     For those investors subject to tax, if purchases of shares of the Portfolio are made  shortly  before  the  record  date for a  dividend  or  capital  gains distribution,  a  portion  of the  investment  will  be  returned  as a  taxable distribution.  Shareholders are notified  annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends  which are  declared in December  to  shareholders  of record but which,  for operational  reasons,  may not be paid to the shareholder  until the following January,  will be treated for tax purposes as if paid by the Portfolio and received by the  shareholder  on December 31 of the  calendar  year in which they are declared.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital  gain or loss to  shareholders  who are subject to tax.  Capital gain or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares of the  Portfolio for shares of another  portfolio of the Fund.  Any loss incurred on sale or exchange of the Portfolio's  shares,  held for six months or less, will be treated as a long-term  capital loss to the extent of capital gain dividends received with respect to such shares.

     Certain  investments  by the Master  Fund may be  subject to special  rules which may affect the  amount,  character  and timing of the income to the Master
Fund.  Some of  these  rules  are  referenced  in the  Statement  of  Additional
Information.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on  distributions  from the  Portfolio and on gains on redemption or exchange  of  Portfolio  shares.  Non-U.S.  shareholders  may be subject to U.S.
withholding and estate tax.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-

                                      -8-

U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information
only.   Prospective   investors  should  consult  the  Statement  of  Additional
Information.  Prospective  investors  should also consult their own tax advisers concerning  the  federal,  state,  local  or  foreign  tax  consequences  of  an investment in the Portfolio.

                               PURCHASE OF SHARES

     Class R shares of the  Portfolio  are  generally  sold only to (i) employee benefit plans,  including but not limited to defined contribution plans, pension and profit sharing plans and plans of a similar nature ("Retirement Plans"), and
(ii) clients, customers or members of certain financial institutions,  financial intermediaries or registered  investment  advisors  ("Financial  Institutions").
Class R shares of the  Portfolio are  available  under an employer's  Retirement
Plan or through a Financial  Institution,  if the  Retirement  Plan or Financial
Institution Shareholder Services Agent has entered into a contract with the Fund to provide  shareholder  services.  In such case,  shares  may be  purchased  by following the  procedures  set forth in the  agreement  between the Fund and the
Shareholder  Services  Agent.  Investors  who want to consider  investing in the
Portfolio  should contact their employer or Financial  Institution  for details.
Class R shares  purchased  through certain  Financial  Institutions may charge a service fee or commission  for such  transactions.  No such fee or commission is charged on Class R shares that are purchased or redeemed directly from the Fund.
Investors  who are  clients of  investment  advisory  organizations  may also be subject to  investment  advisory  fees under  their own  arrangements  with such organizations.  The Fund does not  impose a minimum  purchase  requirement,  but investors who wish to purchase shares of the Portfolio should determine  whether their  employer's  Retirement  Plan or Financial  Institution  imposes a minimum transaction requirement.

     Frequent  trading  into  and out of the  Portfolio  can  disrupt  portfolio investment strategies,  harm performance and increase Portfolio expenses for all shareholders,  including long-term shareholders who do not generate these costs.
The  Portfolio  is designed  for  long-term  investors,  and is not intended for market timing or excessive trading activities.  Market timing activities include purchases  and  sales of  Portfolio  shares in  response  to  short-term  market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice,  particularly  purchase orders that the Portfolio believes are made on behalf of market  timers.  The Portfolio and its agents  reserve the right to reject any purchase request by any investor,  Financial  Institution or
Retirement  Plan  indefinitely  if they believe that any  combination of trading activity in the accounts is  potentially  disruptive to the  Portfolio.  If your
Shareholder Services Agent permits exchange purchases,  these purchases are also subject  to these  limitations,  which are in  addition  to the  other  exchange limitations  described  under  "EXCHANGE  OF SHARES." The  Portfolio  may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for securities which are eligible for acquisition by the Master Fund or otherwise  represented  in  its  portfolio  as  described  in  this  prospectus.
Securities  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under  "VALUATION OF SHARES" at the time of the  next  determination  of net  asset  value  after  such  acceptance.  All dividends, interest,  subscription or other rights pertaining to such securities shall become the property of the  Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or otherwise  represented,  in the Master Fund in which the Portfolio invests and current market quotations are readily available for such securities;
(2) the  investor  represents  and  agrees  that all  securities  offered  to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the  Securities  Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) at the discretion of the Fund, the value of any such security (except U.S. Government  Securities)
being exchanged  together with other  securities of the same issuer owned by the
Master Fund may not exceed 5% of the net assets of the Master  Fund  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

                                      -9-

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of the  securities  exchanged.  Investors  interested  in  such exchanges should contact the Advisor.

                               VALUATION OF SHARES

Net Asset Value

     The net asset values per share of the Class R shares of the  Portfolio  and
Master Fund are generally  calculated on days that the NYSE is open for trading.
The net asset  values per share of the Class R shares of the  Portfolio  and the
Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m., PT)
by dividing the total value of their  respective  investments  and other assets, less any liabilities,  by the total  outstanding Class R shares of the Portfolio and the Master Fund,  respectively.  Note:  The time at which  transactions  and shares are priced may be changed in case of an  emergency  or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of the  Portfolio's  shares  will  fluctuate  in  relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day.  Securities  held by the Master
Fund that are listed on Nasdaq are valued at the Nasdaq  Official  Closing Price
("NOCP"). If there is no last reported sale price or NOCP of the day, the Master
Fund values the  securities  at the mean of the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the  security is  primarily  traded.  Generally,  securities  issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities  and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures  adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment  (as  determined  in the  discretion of the
Investment  Committee  of the  Advisor)  occur  before  the net  asset  value is calculated.  When fair value pricing is used,  the prices of securities  used by the Master  Fund may differ  from the  quoted or  published  prices for the same securities on their primary markets or exchanges.  To the extent that the Master
Fund holds large numbers of securities,  it is likely that it will have a larger number of securities  that may be deemed  illiquid and therefore  must be valued pursuant to special  procedures  adopted by the Board of Trustees,  than would a fund that holds a smaller number of  securities.  The Master Fund is more likely
to  hold  illiquid   securities  than  would  a  fund  that  invests  in  larger capitalization companies.

Public Offering Price

     Provided  that the  Shareholder  Services  Agent has received an investor's investment  instructions  in good  order  and the  custodian  has  received  the investor's  payment,  shares  of the  Portfolio  will be  priced  at the  public offering price, which is the net asset value of the shares next determined after receipt  of the  payment  by the  custodian.  The Fund  may,  from time to time, appoint  sub-transfer  agents (such as Shareholder  Services  Agents) or various financial intermediaries  ("Intermediaries") for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate  other  financial  intermediaries  ("Sub-designees")  to
receive  purchase  and  redemption  orders  for  the  Portfolio's   shares  from
investors.  With respect to such investors,  the shares of the Portfolio will be priced at the public  offering  price  calculated  after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, which is authorized to receive purchase orders.  If the investor buys shares through an Intermediary or a  Sub-designee,  the  purchase  price  will be the public  offering  price next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  If an order to purchase shares must be canceled due to  non-payment,  the purchaser  will be responsible for any loss  incurred by the Fund  arising out of such  cancellation.  The Fund reserves  the right to  redeem  shares  owned by any  purchaser  whose  order is canceled to recover any resulting  loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

                                      -10-

     Management  believes that any dilutive  effect of the cost of investing the proceeds  of the  sale of the  shares  of the  Portfolio  will be  minimal  and, therefore,  the shares of the Portfolio  are currently  sold at net asset value, without  imposition  of a fee that would be used to reimburse  the Portfolio for such cost (a "reimbursement  fee").  However, a reimbursement fee may be charged prospectively  from  time  to time  based  upon  the  future  experience  of the
Portfolio  and the  Master  Fund  which  would be used to  defray  the  costs of investing  in  securities  (such  as  brokerage  commissions,  taxes  and  other transaction costs). Any such charge will be described in the Prospectus.

                               EXCHANGE OF SHARES

     Investors  may  exchange  Class R shares  of the  Portfolio  for  shares of certain  other  portfolios  of the Fund or  Dimensional  Investment  Group  Inc.
available   under  an  employer's   Retirement   Plan  or  through  a  Financial
Institution,  subject  to the  minimum  purchase  requirements  set forth in the applicable  prospectus.  The Fund  does not  accept  exchanges  of shares of the
Portfolio in an amount less than $100,000.

     Retirement Plan participants and clients of certain Financial  Institutions may exchange  shares by completing the necessary  documentation  required by the
Advisor and the  Shareholder  Services  Agent  designated  under the  employer's
Retirement  Plan or by an Financial  Institution.  Please contact your employer,
Financial Institution or Shareholder Services Agent.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated.  Excessive use of the exchange privilege is defined as any pattern of  exchanges  among  portfolios  by an investor  that  evidences market timing.  Exchanges will be accepted only if the Fund may issue the shares of the portfolio  being acquired in compliance  with the securities  laws of the investor's state of residence.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Shareholder  Services Agent,  other  Intermediary  or Sub-designee  has received appropriate  instructions  in the form  required  by such  Shareholder  Services
Agent, Intermediary or Sub-designee.

     There is no fee imposed on an  exchange.  However,  the Fund  reserves  the right to impose an  administrative  fee in order to cover the costs  incurred in processing  an exchange.  Any such fee will be disclosed in the  Prospectus.  An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate  the exchange  privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

Redemption  Procedure for Retirement Plan  Participants and Clients of Financial
Institutions

     A participant in a Retirement  Plan or a client of a Financial  Institution who desires to redeem shares of the Portfolio must furnish a redemption  request to the Shareholder Services Agent, other Intermediary or Sub-designee designated under the Retirement  Plan or by the Financial  Institution in the form required by such Shareholder  Services Agent,  other  Intermediary or  Sub-designee.  The
Shareholder  Services  Agent,  other  Intermediary  or  Sub-designee  will adopt procedures approved by the Fund's management for transmitting redemption orders.

Redemption Procedure for Retirement Plans and Financial Institutions

     A Retirement Plan or Financial Institution that desires to redeem shares of the Portfolio must furnish a redemption  request to the Fund. The Portfolio will redeem  shares at the net asset  value of such class of shares  next  determined after  receipt  of a  written  request  for  redemption  in  good  order  by the
Portfolio's   transfer  agent  (or  by  an  Intermediary  or  Sub-designee,   if
applicable).  "Good order" means that the request to redeem  shares must include all necessary  documentation,  to be received in writing by the Advisor no later than  the  close  of  regular  trading  on the NYSE  (ordinarily  1:00 pm.  PT), including  but not limited  to: a letter of  instruction  or a stock  assignment specifying

                                      -11-

the number of shares or dollar amount to be redeemed,  signed by all  registered owners (or authorized  representatives  thereof) of the shares; if the Fund does not have on file the authorized  signatures for the account,  a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

     A Retirement Plan or Financial  Institution that has authorized  redemption payments by wire on an  authorization  form filed with the Fund may request that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the  Federal  Reserve  System,  there could be a delay in crediting the funds to the bank account. The Fund reserves the right at any  time to  suspend  or  terminate  the  redemption  by wire  procedure  after notification to the Retirement Plan, Financial Institution. No charge is made by the Fund for redemptions.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares which were purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase have been, or will be, collected,  which may take up to fifteen days or more.  Investors may avoid this delay by submitting a certified check along with a purchase order.

Redemption of Small Accounts

     The Fund reserves the right to redeem a shareholder's  account if the value of the shares in the  account  is $500 or less  because  of  redemptions  by the shareholder.  Before the Fund involuntarily  redeems shares from such an account and sends the proceeds to the stockholder,  the Fund will give written notice of the  redemption  to the  stockholder  at  least  sixty  days in  advance  of the redemption  date. The stockholder will then have sixty days from the date of the notice to make an  additional  investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such  involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  the  Portfolio  may make a redemption  payment,  in  whole  or in  part,  by a  distribution  of  portfolio securities  that the  Portfolio  receives  from the Master Fund in lieu of cash.
Such  distributions  will be made in accordance with federal securities laws and regulations  governing mutual funds.  Investors may incur brokerage  charges and other  transaction  costs  selling  securities  that were received in payment of redemptions.

                              THE FEEDER PORTFOLIO

     Other institutional investors,  including other mutual funds, may invest in the Master Fund.  The expenses of such other funds and,  correspondingly,  their returns  may  differ  from  those  of the  Portfolio.  Please  contact  The  DFA
Investment  Trust Company at 1299 Ocean  Avenue,  11th Floor,  Santa Monica,  CA
90401, (310) 395-8005 for information about the availability of investing in the
Master Fund other than through the Portfolio.

     The aggregate  amount of expenses for the Portfolio and the Master Fund may be greater  than it would be if the  Portfolio  were to invest  directly  in the securities  held by the Master Fund.  However,  the total expense ratios for the
Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying  securities.
This  arrangement  enables  various  institutional   investors,   including  the
Portfolio, to pool their assets, which may be expected to result in economies by spreading  certain fixed costs over a larger asset base. Each shareholder in the
Master Fund,  including the Portfolio,  will pay its proportionate  share of the expenses of the Master Fund.

     The shares of the Master  Fund will be offered to  institutional  investors for the purpose of  increasing  the funds  available for  investment,  to reduce expenses as a percentage  of total assets and to achieve  other  economies  that might be  available  at higher asset  levels.  Investment  in the Master Fund by other institutional  investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also.

                                      -12-

However,  such  economies  and expense  reductions  might not be  achieved,  and additional investment opportunities,  such as increased  diversification,  might not be available if other  institutions do not invest in the Master Fund.  Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining  investors  in the  Master  Fund  could  experience  higher  pro  rata operating  expenses,  thereby  producing  lower  returns,  and the Master Fund's security  holdings  may  become  less  diverse,  resulting  in  increased  risk.
Institutional  investors that have a greater pro rata ownership  interest in the
Master Fund than in the Portfolio  could have effective  voting control over the operation of the Master Fund.

     If the Board of  Directors  of the Fund  determines  that it is in the best interest of the Portfolio,  it may withdraw its investment in the Master Fund at any time.  Upon any such  withdrawal,  the Board would  consider what action the
Portfolio might take,  including  either seeking to invest its assets in another registered  investment  company  with  the  same  investment  objective  as  the
Portfolio,  which might not be possible,  or retaining an investment  advisor to manage the Portfolio's  assets in accordance with its own investment  objective, possibly at increased  cost.  Shareholders of the Portfolio will receive written notice thirty days prior to the effective  date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution  in kind of portfolio  securities
(as opposed to a cash distribution) to the Portfolio. Should such a distribution occur,  the Portfolio could incur brokerage fees or other  transaction  costs in converting such securities to cash in order to pay redemptions.  In addition,  a distribution  in  kind  to the  Portfolio  could  result  in a less  diversified portfolio  of  investments  and could  affect  adversely  the  liquidity  of the
Portfolio.  Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable  exchange for federal income tax purposes  resulting in gain  or loss to the  Portfolio.  Any net  capital  gains  so  realized  will be distributed to the Portfolio's shareholders as described in "DIVIDENDS,  CAPITAL
GAINS DISTRIBUTIONS AND TAXES."

                                      -13-

                              FINANCIAL HIGHLIGHTS

     The  Financial  Highlights  table  is  meant  to help  you  understand  the
Portfolio's  financial performance for the past five years. The total returns in the  table  represent  the rate  that you  would  have  earned  (or  lost) on an investment  in  the  Portfolio,  assuming  reinvestment  of  all  dividends  and distributions.  The information for the six-month  period ended May 31, 2004 has not been audited. This information for each of the fiscal years has been audited by  PricewaterhouseCoopers  LLP, whose report, along with the Portfolio's annual financial  statements,  are  included  in the  Fund's  annual  report,  which is available upon request.

     Class  R  shares  have  not  commenced  operations  as of the  date of this
Prospectus and financial highlights are not yet available.  Financial highlights for the  Portfolio's  Investor Class shares are shown to provide  investors with
financial  information  about  the  Portfolio.   The  returns  would  have  been
substantially  similar because both Investor Class shares and Class R shares are invested  in the same  Master  Fund.  However,  Class R shares  pay  shareholder servicing  fees and  Investor  Class  shares do not. Had the Class R shares been operational  during  the  periods  shown,  dividend  distributions  (if any) and investment performance would have been lower.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         U.S. SMALL CAP VALUE PORTFOLIO

                                 Investor Class

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                               Six Months   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                               Ended May     Nov. 30,     Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,
                                                31, 2004       2003           2002        2001           2000        1999

Net Asset Value, Beginning of Period            $ 23.26      $ 17.70      $ 21.11     $ 18.79      $ 19.17     $ 19.09
                                                -------      -------      -------     -------      -------     -------

Income From Investment Operations
Net Investment Income (Loss)                      (0.01)        0.08         0.08        0.12         0.12        0.09
Net Gains (Losses) on Securities
(Realized and Unrealized)                          2.23         7.21         0.19        3.95         1.11        1.52
                                                   ----         ----         ----        ----         ----        ----

Total from Investment Operations                   2.22         7.29         0.27        4.07         1.23        1.61
                                                   ----         ----         ----        ----         ----        ----

Less Distributions
Net Investment Income                            (0.09)       (0.07)       (0.12)      (0.13)       (0.10)      (0.08)
Net Realized Gains                               (1.48)       (1.66)       (3.56)      (1.62)       (1.51)      (1.45)
                                                 ------       ------       ------      ------       ------      ------

Total Distributions                              (1.57)       (1.73)       (3.68)      (1.75)       (1.61)      (1.53)
                                                 ------       ------       ------      ------       ------      ------

Net Asset Value, End of Period                  $ 23.91      $ 23.26      $ 17.70     $ 21.11      $ 18.79     $ 19.17
                                                =======      =======      =======     =======      =======     =======

Total Return                                     9.93%#        45.92%        0.71%      23.47%        6.99%       9.39%
                                             ----------  ----------  -----------  ----------  -----------       -------
Net Assets, End of Period (thousands)        $4,768,053   $4,209,747   $2,972,651  $2,914,661   $2,633,943  $2,621,646
Ratio of Expenses to Average Net Assets**         0.56%*        0.56%        0.56%       0.56%        0.56%       0.58%
Ratio of Net Investment Income to
Average Net Assets                               (0.10)%*       0.46%        0.42%       0.54%        0.60%       0.49%
Portfolio Turnover Rate                             N/A           N/A          N/A         N/A          N/A         N/
Portfolio Turnover Rate of
 Master Fund Series                                 13%#         35%          30%         13%          32%         29%

*    Annualized
#    Non-Annualized
**   Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

N/A Refer to the Master Fund.

                                      -14-

                                SERVICE PROVIDERS

--------------------------------- ----------------------------------------------

        Investment Advisor          Accounting Services, Dividend Disbursing
                                              and Transfer Agent
  DIMENSIONAL FUND ADVISORS INC.
   1299 Ocean Avenue, 11th floor                   PFPC INC.
      Santa Monica, CA 90401                  301 Bellevue Parkway
      Tel. No. (310) 395-8005                 Wilmington, DE 19809
--------------------------------- ----------------------------------------------

             Custodian                           Legal Counsel

        PFPC TRUST COMPANY           STRADLEY, RONON, STEVENS & YOUNG, LLP
       301 Bellevue Parkway                 2600 One Commerce Square
       Wilmington, DE 19809               Philadelphia, PA 19103-7098
--------------------------------- ----------------------------------------------

             Independent Reistered Certified Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP
                           200 East Las Olas Boulevard
                                   Suite 1700
                            Fort Lauderdale, FL 33301
          ------------------------------------------------------------

                                      -15-

Other Available Information

You can  find  more  information  about  the Fund and  Portfolio  in the  Fund's
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year.

How to get these and other materials:
-------------------------------------

o    Request free copies from:

     -    Your plan  administrator  - if you are a participant  in a 401(k) plan offering the Portfolio.

     -    Your shareholder  services agent - if you are a client or member of an institution offering the Portfolio.

     -    The  Fund - if you  represent  a 401(k)  plan  sponsor  or  qualifying institution. Call collect at (310) 395-8005.

o    Access current prospectuses on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800/SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.-Registration No.  811-3258

                         U.S. SMALL CAP VALUE PORTFOLIO

                                 CLASS R SHARES

                      DFA Investment Dimensions Group Inc.

          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 27, 2004

     This  statement of additional  information  ("SAI")  relates to the Class R shares of U.S.  Small Cap Value  Portfolio (the  "Portfolio")  of DFA Investment
Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the prospectus  relating  to the Class R shares of the  Portfolio  dated  August 27,
2004,  as  amended  from time to time.  The  audited  financial  statements  and financial  highlights of the Portfolio are  incorporated  by reference  from the
Fund's annual report to  shareholders,  and the  unaudited  information  for the period  ended  May  31,  2004 is  incorporated  by  reference  from  the  Fund's semi-annual  report to  shareholders.  The prospectus and annual and semi-annual reports  can be  obtained  by  writing  to the Fund at the above  address  or by calling the above telephone number.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the prospectus for the Class R shares of the Portfolio.  Unless otherwise indicated, it applies to the U.S.  Small Cap Value  Series (the  "Master  Fund") of The DFA
Investment  Trust  Company  (the  "Trust")  and Class R shares of the  Portfolio through its  investment  in the Master  Fund.  Capitalized  terms not  otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

     The  Portfolio  and the  Master  Fund are  diversified  under  the  federal securities laws and regulations.

     Because the  structure of the Master Fund is based on the  relative  market capitalizations of eligible holdings,  it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers.
In such circumstances, the Master Fund and the issuer would be deemed affiliated
persons  and  certain   requirements  under  the  federal  securities  laws  and
regulations  regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the present  capitalizations of the groups of  companies  eligible  for  inclusion  in the Master Fund and the  anticipated amount of the Master Fund's assets  intended to be invested in such  securities, management  does not anticipate  that the Master Fund will include as much as 5%
of the voting securities of any issuer.

     Prior to April 1,  2001,  the  Portfolio  was known as the U.S.  6-10 Value
Portfolio.  Similarly, the Master Fund in which the Portfolio invests - the U.S.
Small Cap Value  Series - was,  prior to April 1, 2001,  known as the U.S.  6-10
Value Series.

                             BROKERAGE TRANSACTIONS

     During the fiscal years ended November 30, 2003, 2002, and 2001, the Master
Fund paid  brokerage  commissions  of $7,000,505,  $4,826,509,  and  $1,679,179, respectively.  The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases  in the amount of  securities  that were bought and sold by the Master
Fund.  Portfolio  transactions  of the Master Fund will be placed with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose of  securities  in a manner  which  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected  with these goals in view.  The Advisor  monitors  the  performance  of brokers  which effect  transactions  for the Master Fund to determine the effect that  their  trading  has on the  market  prices of the  securities  in which it invests. The Advisor also checks the rate of commission being paid by the Master
Fund to its  brokers  to  ascertain  that the rates are  competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research,  such as reports concerning individual issuers,  industries and general  economic and  financial  trends and other  research  services.  The
Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these  transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that  the  commissions  paid are  reasonable  in  relation  to the  research  or brokerage  services  provided  by the broker or dealer  when  viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its  management.  During the fiscal year ended November 30, 2003, the Master Fund paid  commissions  for securities  transactions to brokers which provided market price monitoring services,  market studies and research services to the Master Fund of $907,065 with respect to securities transactions valued at
$283,719,461.  Research  services  furnished by brokers  through whom securities transactions  are effected  may be used by the Advisor in  servicing  all of its accounts  and not all such  services  may be used by the Advisor with respect to the Master Fund.

     The over-the-counter companies eligible for purchase by the Master Fund may be thinly traded  securities.  Therefore,  the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end,  the  Advisor  places buy and sell  orders for the Master  Fund with market makers, third market brokers,  electronic  communications  networks ("ECNs") and with  dealers on an agency  basis.  Third market  brokers  enable the Advisor to trade with other institutional  holders directly on a net basis. This allows the
Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on ECNs when the Advisor  determines that the  securities may not be available from other sources at a more favorable price.  ECNs, such as Instinet,  are electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems. For example, on any given trade, the Master Fund, by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Master Fund can effect  transactions  at the best available prices.

     The  Portfolio  will not incur any  brokerage or other costs in  connection with its  purchase or  redemption  of shares of the Master  Fund,  except if the
Portfolio  receives  securities  from the Master Fund to satisfy the Portfolio's redemption request.

                             INVESTMENT LIMITATIONS

     The  Portfolio  has adopted  certain  limitations  which may not be changed without the  approval of the  holders of a majority  of the  outstanding  voting securities  of the  Portfolio.  A "majority" is defined as the lesser of: (1) at least 67% of the voting  securities  of the  Portfolio  (to be  effected  by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding  voting  securities of the Portfolio are present or  represented  by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.  The investment  limitations of the Master Fund are the same as those of the Portfolio.

     The Portfolio will not:

(1)  invest  in  commodities  or  real  estate,  including  limited  partnership interests  therein,  although  it  may  purchase  and  sell  securities  of companies  which deal in real  estate and  securities  which are secured by interests  in real  estate  and may  purchase  or  sell  financial  futures contracts and options thereon;

(2)  make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)  as to 75% of its total  assets,  invest  in the  securities  of any  issuer
     (except   obligations   of  the  U.S.   Government  and  its  agencies  and
     instrumentalities)  if, as a result,  more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

(4)  purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor  owning  more than 1/2 of 1% of such  securities together own more than 5% of such securities;

(5)  borrow,  except from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  and  then,  in no  event,  in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

(6)  pledge,  mortgage,  or  hypothecate  any of its assets to an extent greater than 10% of its total assets at fair market  value,  except as described in
     (5) above;

                                      -2-

(7)  invest  more  than 15% of the  value of the  Portfolio's  total  assets  in
     illiquid   securities,   which  include  certain   restricted   securities,
     repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)  engage in the business of underwriting securities issued by others;

(9)  invest  for the  purpose  of  exercising  control  over  management  of any company;

(10) invest  its  assets in  securities  of any  investment  company,  except in
     connection  with  a  merger,   acquisition  of  assets,   consolidation  or
     reorganization;

(11) invest more than 5% of its total assets in  securities  of companies  which have  (with  predecessors)  a record of less than three  years'  continuous operation;

(12) acquire any securities of companies  within one industry if, as a result of such  acquisition,  more  than 25% of the  value of the  Portfolio's  total assets would be invested in securities of companies within such industry;

(13) write  or  acquire  options  or  interests  in oil,  gas or  other  mineral exploration, leases or development programs;

(14) purchase  warrants,  except that the  Portfolio  may acquire  warrants as a
     result  of  corporate   actions  involving  its  holding  of  other  equity
     securities;

(15) purchase securities on margin or sell short;

(16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17) issue senior  securities  (as such term is defined in Section  18(f) of the
     Investment  Company  Act of  1940  ("1940  Act")),  except  to  the  extent permitted by the 1940 Act.

     The investment  limitations  described in (3), (4), (7), (9),  (10),  (11),
(12)  and  (16)  above do not  prohibit  the  Portfolio  from  investing  all or substantially  all of its assets in the shares of  another  registered  open-end investment company, such as the Master Fund.

     The investment  limitations described in (1) and (15) above do not prohibit the  Portfolio  from making margin  deposits in connection  with the purchase or sale of financial  futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above  prohibits  cash loans,  the  Portfolio is authorized to lend  portfolio  securities.  Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

     With respect to (5) above,  a Portfolio  will maintain asset coverage of at least 300% (as  described in the 1940 Act),  inclusive of any amounts  borrowed, with respect to any borrowings made by a Portfolio.

     Pursuant to Rule 144A under the  Securities  Act of 1933 (the "1933  Act"), the Master Fund may purchase certain unregistered (i.e.  restricted)  securities upon  a  determination  that  a  liquid  institutional  market  exists  for  the securities.  If it is decided that a liquid  market does exist,  the  securities will not be subject to the Master  Fund's  limitations  on  holdings of illiquid securities  stated  in (7)  above.  While  maintaining  oversight,  the Board of
Trustees of the Trust has delegated the day-to-day  function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two  dealers  making a market in such  securities.  After purchase,  the Board of Trustees  and the Advisor  will  continue to monitor the liquidity of Rule 144A securities.  Although not a fundamental policy subject to shareholder  approval,  the Portfolio  (indirectly  through its  investment in a
Master  Fund)  does not  intend  to invest  more  than 15% of its net  assets in illiquid securities.

                                      -3-

     Although the Master Fund has retained  authority to buy and sell  financial futures contracts and options thereon, it has no present intention to do so.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the  assets  that the  Portfolio  or Master  Fund  owns,  and does not include assets which the Portfolio or Master Fund does not own but over which it has  effective  control.  For example,  when  applying a  percentage  investment limitation  that is based on total  assets,  the  Portfolio  or Master Fund will exclude from its total assets those assets which represent  collateral  received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's and  Master  Fund's  investments  apply only at the time that a  transaction  is undertaken. Any subsequent change in the percentage of the Portfolio's or Master
Fund's assets invested in certain securities or other instruments resulting from market  fluctuations  or other changes in the Portfolio's or Master Fund's total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor  determines  that it is  practicable  to sell or close out the position without undue market or tax consequences.

                                FUTURES CONTRACTS

     The Master Fund is authorized  to enter into futures  contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  Futures  contracts provide for the future sale by one party  and  purchase  by  another  party of a  specified  amount of  defined securities  at a  specified  future  time  and  at a  specified  price.  Futures contracts which are  standardized  as to maturity date and underlying  financial instrument  are traded on national  futures  exchanges.  The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain  positions in futures  contracts.  Minimal initial margin  requirements are established by the futures exchange and brokers
may  establish   margin   requirements   which  are  higher  than  the  exchange
requirements.  After a futures  contract  position  is opened,  the value of the contract is marked to market daily.  If the futures  contract price changes,  to the extent  that the margin on deposit  does not  satisfy  margin  requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures  broker for as long as the contract  remains  open.  The Master Fund expects to earn income on its margin deposits.  The Master Fund intends to limit its futures-related  investment activity so that other than with respect to bona fide  hedging  activity  (as defined in  Commodity  Futures  Trading  Commission
("CFTC") Rule 1.3 (z)):  (i) the aggregate  initial  margin and premiums paid to establish commodity futures and commodity option contract positions  (determined at the time the most recent  position was  established)  do not exceed 5% of the liquidation  value of the Master  Fund's  portfolio,  after  taking into account unrealized  profits and  unrealized  losses on any such contracts it has entered into (provided  that, in the case of an option that is  in-the-money at the time of purchase,  the  in-the-money  amount may be excluded in  calculating  such 5%
limitation)  or (ii) the  aggregate net  "notional  value" (i.e.,  the size of a commodity  futures or commodity  option  contract in contract units (taking into account any  multiplier  specified in the  contract),  multiplied by the current market price (for a futures  contract) or strike price (for an option  contract)
of each such unit) of all  non-hedge  commodity  futures  and  commodity  option contracts that the Master Fund has entered into (determined at the time the most recent position was  established)  does not exceed the liquidation  value of the
Master  Fund's  portfolio,  after  taking into  account  unrealized  profits and unrealized  losses on any such  contracts  that the Master Fund has entered into
Pursuant to published  positions of the Securities and Exchange  Commission (the
"SEC"),  the  Portfolio  or Master  Fund (or its  custodian)  may be required to maintain  segregated  accounts  consisting of liquid  assets such as cash,  U.S.
government  securities,  or other high grade debt  obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures  contracts may be closed out only on an exchange which provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of adverse  price  movements,  the Master  Fund would  continue  to be required to make variation margin deposits. In such circumstances, if the Master
Fund has insufficient  cash, it might have to sell portfolio  securities to meet daily margin

                                      -4-

requirements  at a time when it might be  disadvantageous  to do so.  Management intends  to  minimize  the  possibility  that it will be  unable  to close out a futures  contract by only  entering  into  futures  which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     The Portfolio and Master Fund engage in cash management  practices in order to earn income on  uncommitted  cash  balances.  Generally,  cash is uncommitted pending  investment in other  obligations,  payment of  redemptions  or in other circumstances  where the Advisor  believes  liquidity is necessary or desirable.
The  Portfolio  and  Master  Fund  may  invest  cash  in  short-term  repurchase agreements.  In  addition,  the Master  Fund may invest a portion of its assets, ordinarily  not more than 20%,  in high  quality,  highly  liquid  fixed  income securities.  The 20% guideline is not an absolute  limitation  but the Portfolio
and  Master  Fund  do  not  expect  to  exceed  this   guideline   under  normal
circumstances.  The Master Fund may invest in futures  contracts  and options on futures contracts.

                             DIRECTORS AND OFFICERS

Directors

     The Board of Directors of the Fund is  responsible  for  establishing  Fund policies and for  overseeing  the  management of the Fund.  The Directors of the
Fund,  including  all of  the  disinterested  Directors,  have  adopted  written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson  and  Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs  other  oversight  functions  as  requested  by the  Board.  The  Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  certified public  accounting firm and also acts as a liaison between the Fund's  independent  certified  public  accounting  firm and the full Board.
There were five Audit  Committee  meetings  for the Fund held  during the fiscal year ended November 30, 2003.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson,  Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of  the  Fund's  series  and  reviews  the  performance  of the  Fund's  service providers.  There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

                                      -5-

Disinterested Directors

--------------------- --------- ----------- --------------------------------   ---------------- -----------------
                                 Term of
                                 Office/1/                                      Portfolios         Other
                                   and                                        within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation           Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years               Overseen      Companies Held
--------------------- --------- ----------- --------------------------------   ---------------- -----------------
George M.             Director   Since      Leo Melamed Professor of           83 portfolios
Constantinides                   1983       Finance, Graduate School of        in 4
Graduate School of                          Business, University of            investment
Business, University                        Chicago.                           companies
of Chicago
1101 E. 58th Street
Chicago, IL 60637
Date of Birth:
9/22/47
--------------------- --------- ----------  -------------------------------- ---------------- ------------------------
John P. Gould         Director   Since      Steven G. Rothmeier                83 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service              in 4             (registered investment
Business, University                        Professor of Economics,            investment       company) (13
of Chicago                                  Graduate School of Business,       companies        Portfolios).
1101 E. 58th Street                         University of Chicago. Member
Chicago, IL 60637                           of the Boards of Milwaukee
Date of Birth:                              Mutual Insurance Company and
1/19/39                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
--------------------- --------- ----------  -------------------------------- ---------------- ------------------------
Roger G. Ibbotson     Director   Since      Professor in Practice of           83 portfolios
Yale School of                   1981       Finance, Yale School of            in 4
Management                                  Management. Director, BIRR         investment
P.O. Box 208200                             Portfolio Analysis, Inc.           companies
New Haven, CT                               (software products). Chairman,
06520-8200                                  Ibbotson Associates, Inc.,
Date of Birth:                              Chicago, IL (software, data,
5/27/43                                     publishing and consulting).
                                            Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager). Formerly, Director,
                                            Hospital Fund, Inc.
                                            (investment management
                                            services).
--------------------- --------- ----------  -------------------------------- ---------------- ------------------------
Robert C. Merton      Director   Since      John and Natty McArthur            83 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate     in 4             Incorporated
School                                      School of Business                 investment       (biopharmaceutical
Morgan Hall 397                             Administration, Harvard            companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Date of Birth:                              of Business Administration,
7/31/44                                     Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
--------------------- --------- ----------  -------------------------------- ---------------- ------------------------
Myron S. Scholes      Director   Since      Frank E. Buck Professor            83 portfolios    Director, American
Oak Hill Capital                 1981       Emeritus of Finance, Stanford      in 4             Century Fund Complex
Management, Inc.                            University. Managing Partner,      investment       (registered investment
2775 Sand Hill Road                         Oak Hill Capital Management        companies        companies) (38
Suite 220                                   (private equity firm).                              Portfolios); and
Menlo Park, CA 94025                        Chairman, Oak Hill Platinum                         Director, Chicago
Date of Birth:                              Partners (hedge fund).                              Mercantile Exchange
7/01/41                                     Director, Chicago Mercantile                        Holdings Inc.
                                            Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.

                                      -6-

--------------------- --------- ----------  -------------------------------- ---------------- ------------------------
Abbie J. Smith        Director   Since      Boris and Irene Stern              83 portfolios    Director, HON
Graduate School of               2000       Professor of Accounting,           in 4             Industries Inc.
Business, University                        Graduate School of Business,       investment       (office furniture) and
of Chicago                                  University of Chicago.             companies        Director, Ryder System
1101 East 58th Street                       Formerly, Marvin Bower Fellow,                      Inc. (transportation).
Chicago, IL 60637                           Harvard Business School (9/01
Date of Birth:                              to 8/02).
4/30/53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

--------------------- --------- ----------- --------------------------------   ---------------- -----------------
                                 Term of
                                 Office/1/                                      Portfolios         Other
                                   and                                        within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation           Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years               Overseen      Companies Held
--------------------- --------- ----------- --------------------------------   ---------------- -----------------
David G. Booth        Chairman,   Since     Chairman, Director/Trustee,        83
1299 Ocean Avenue     Director,   1981      President, Chief Executive         portfolios
Santa Monica, CA      President,            Officer and Chief Investment       in 4
90401                 Chief                 Officer (beginning in 2003) of     investment
Date of Birth:        Executive             the following companies:           companies
12/02/46              Officer,              Dimensional Fund Advisors Inc.,
                      and                   DFA Securities Inc., Dimensional
                      Chief                 Fund Advisors Canada Inc.,
                      Investment            Dimensional Emerging Markets
                      Officer               Value Fund Inc., the Fund,
                                            Dimensional Investment Group
                                            Inc. and The DFA Investment
                                            Trust Company.  Director of
                                            Dimensional Fund Advisors Ltd.
                                            and formerly, Chief Investment
                                            Officer.  Director, President
                                            and Chief Investment Officer
                                            (beginning in 2003) of DFA
                                            Australia Limited. Formerly,
                                            Director of Dimensional Funds
                                            PLC. Limited Partner, Oak Hill
                                            Partners. Director, University
                                            of Chicago Business School.
                                            Formerly, Director, SA Funds
                                            (registered investment company).
                                            Formerly, Director of Assante
                                            Corporation (investment
                                            management).

                                      -7-

---------------------- ---------- --------- ---------------------------------- -------------- ------------------------

--------------------- --------- ----------- --------------------------------   ---------------- -----------------
                                 Term of
                                 Office/1/                                      Portfolios         Other
                                   and                                        within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation           Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years               Overseen      Companies Held
--------------------- --------- ----------- --------------------------------   ---------------- -----------------
Rex A. Sinquefield*   Director   Since      Chairman and Director/Trustee      83
1299 Ocean Avenue     and        1981       (and prior to 2003, Chief          portfolios
Santa Monica, CA      Chairman              Investment Officer) of the         in 4
90401                                       following companies: Dimensional   investment
Date of Birth:                              Fund Advisors Inc., DFA            companies
9/07/44                                     Securities Inc., Dimensional
                                            Emerging Markets Value Fund
                                            Inc., the Fund, Dimensional
                                            Investment Group Inc. and The
                                            DFA Investment Trust Company.
                                            Director (and prior to 2003,
                                            Chief Investment Officer) of DFA
                                            Australia Limited.  Director and
                                            formerly, President of
                                            Dimensional Fund Advisors Ltd.
                                            Director of Dimensional Funds
                                            PLC and Dimensional Fund
                                            Advisors Canada Inc.  Trustee,
                                            St. Louis University. Life
                                            Trustee and Member of Investment
                                            Committee, DePaul University.
                                            Director, The German St. Vincent
                                            Orphan Home. Member of
                                            Investment Committee,
                                            Archdiocese of St. Louis.
---------------------- ---------- --------- ---------------------------------- -------------- ------------------------

/1/  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

/2/  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     DFA Investment  Dimensional Investment Group Inc.; The DFA Investment Trust
     Company; and Dimensional Emerging Markets Value Fund Inc.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2003 is set
forth in the chart below.

------------------------------- -------------------------------- ---------------------------------
                                                                    Aggregate Dollar Range of
                                                                    Shares Owned in All Funds
                                         Dollar Range of          Overseen by Director in Family
             Name                    Portfolio Shares Owned           of Investment Companies
------------------------------- -------------------------------- ---------------------------------
Disinterested Directors:
------------------------------- -------------------------------- ---------------------------------
George M. Constantinides                      None                             None
------------------------------- -------------------------------- ---------------------------------
John P. Gould                                 None                             None
------------------------------- -------------------------------- ---------------------------------
Roger G. Ibbotson                             None                             None
------------------------------- -------------------------------- ---------------------------------
Robert C. Merton                              None                             None
------------------------------- -------------------------------- ---------------------------------
Myron S. Scholes                              None                        $10,001-50,000
------------------------------- -------------------------------- ---------------------------------

Abbie J. Smith                                None                             None
------------------------------- -------------------------------- ---------------------------------

------------------------------- -------------------------------- ---------------------------------
Interested Directors:
------------------------------- -------------------------------- ---------------------------------
David G. Booth                                None                           Over $100,000
------------------------------- -------------------------------- ---------------------------------
Rex A. Sinquefield                       Over $100,000                       Over $100,000
------------------------------- -------------------------------- ---------------------------------

                                      -8-

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2003 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  serves as  investment advisor during that same fiscal year.

                                                  Pension or                               Total
                                                  Retirement                           Compensation
                                  Aggregate     Benefits as Part     Estimated Annual    from DIG
                                 Compensation       of Fund           Benefits upon     and DFA Fund
Director                          the Fund**       Expenses            Retirement         Complex+
George M. Constantinides...         $35,318             N/A                 N/A            $75,500
John P. Gould..............         $35,087             N/A                 N/A            $75,000
Roger G. Ibbotson..........         $35,318             N/A                 N/A            $75,500
Robert C. Merton*..........         $21,687             N/A                 N/A            $45,833
Myron S. Scholes...........         $29,156             N/A                 N/A            $62,500
Abbie J. Smith.............         $35,318             N/A                 N/A            $75,500

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Mr. Merton was not elected to the boards of the investment companies in the
     DFA Fund Complex until March 2003.

**   Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr.
     Gould),  $75,500 (Mr.  Ibbotson) and $75,500 (Ms.  Smith).  A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability;  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean Avenue,  11th Floor,  Santa Monica,  CA 90401. Each of the
officers  listed below holds the same office (except as otherwise  noted) in the following  entities:  Dimensional  Fund Advisors Inc., DFA Securities  Inc., DFA
Investment  Dimensions  Group Inc.,  Dimensional  Investment Group Inc., The DFA
Investment  Trust  Company,  and  Dimensional  Emerging  Markets Value Fund Inc.
(collectively, the "DFA Entities").

------------------------- ------------------ -----------------   ----------------------------------------------------
                                              Term of Office/1/
                                               and Length of     Principal Occupation During
      Name and Age            Position            Service                Past 5 Years
------------------------- ------------------- -----------------  ----------------------------------------------------
Arthur H. Barlow          Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/07/55                           1993           Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Valerie A. Brown          Vice President and     Since           Vice President and Assistant Secretary of all the
Date of Birth: 1/24/67    Assistant Secretary     2001           DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd. and since June 2003, Dimensional
                                                                 Fund Advisors Canada Inc.  Since March 2000, legal
                                                                 counsel for Dimensional Fund Advisors Inc.
                                                                 Formerly at Jones, Day, Reavis & Pogue.

                                      -9-

------------------------- ------------------- -----------------  -----------------------------------------------------
Stephan A. Clark          Vice President         Since           Vice President of all the DFA Entities. April 2001
Date of Birth: 8/20/72                            2004           to April 2004, Portfolio Manager of Dimensional
                                                                 Fund Advisors Inc.  Formerly, Graduate Student at
                                                                 the University of Chicago (September 2000 to March
                                                                 2001); Associate of US Bancorp Piper Jaffrey
                                                                 (September 1999 to September 2000) and an Analyst
                                                                 and later an Associate of John Nuveen & Co. (August
                                                                 1997 to September 1999).
------------------------- ------------------- -----------------  -----------------------------------------------------
Truman A. Clark           Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 4/08/41                            1996           Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
James L. Davis            Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/29/56                           1999           Vice President DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.  Formerly at Kansas
                                                                 State University, Arthur Andersen & Co. and
                                                                 Phillips Petroleum Co.
------------------------- ------------------- -----------------  -----------------------------------------------------
Robert T. Deere           Vice President         Since           Vice President of all the DFA Entities and DFA
Date of Birth: 10/08/57                           1994           Australia Limited.  Formerly, Vice President of
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Robert W. Dintzner        Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 3/18/70                            2001           April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors Inc.
                                                                 Formerly, Vice President DFA Australia Limited.
------------------------- ------------------- -----------------  -----------------------------------------------------
Richard A. Eustice        Vice President and     Since           Vice President and Assistant Secretary of all the
Date of Birth: 8/05/65    Assistant Secretary     1998           DFA Entities and DFA Australia Limited.  Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Eugene F. Fama, Jr.       Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 1/21/61                            1993           Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Robert M. Fezekas         Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 10/28/70                           2001           December 2001, Portfolio Manager of Dimensional
                                                                 Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Damon S. Fisher           Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 8/2/68                             2004           April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Gretchen A. Flicker       Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 6/9/71                             2004           April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Glenn S. Freed            Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/24/61                           2001           Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------- ------------------- -----------------  -----------------------------------------------------
Henry F. Gray             Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 9/22/67                            2000           July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors Inc.  Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------- ------------------- ----------         -----------------------------------------------------
Kamyab Hashemi-Nejad      Vice President,        Since           Vice President, Controller and Assistant Treasurer
Date of Birth: 1/22/61    Controller and          1997           of all the DFA Entities, DFA Australia Limited and
                          Assistant Treasurer                    Dimensional Fund Advisors Ltd.  Formerly, Assistant
                                                                 Secretary of Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Christine W. Ho           Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 11/29/67                           2004           April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Jeff J. Jeon              Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 11/11/73                           2004           April 2004, counsel of Dimensional Fund Advisors
                                                                 Inc. Formerly, an Associate at Gibson, Dunn &
                                                                 Crutcher LLP (September 1997 to August 2001).

                                      -10-

------------------------- ------------------- -----------------  -----------------------------------------------------
Patrick Keating           Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 12/21/54                           2003           Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).  Formerly, Director, President and Chief
                                                                 Executive Officer, Assante Asset Management Inc.
                                                                 (October 2000 to December 2002); Director, Assante
                                                                 Capital Management (October 2000 to December 2002);
                                                                 President and Chief Executive Officer, Assante
                                                                 Capital Management (October 2000 to April 2001);
                                                                 Executive Vice President, Assante Corporation (May
                                                                 2001 to December 2002); Director, Assante Asset
                                                                 Management Ltd. (September 1997 to December 2002);
                                                                 President and Chief Executive Officer, Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001);
                                                                 Executive Vice President, Loring Ward (financial
                                                                 services company) (January 1996 to September 1998).
------------------------- ------------------- -----------------  -----------------------------------------------------
Joseph F. Kolerich        Vice President         Since           Vice President of all the DFA Entities. From April
Date of Birth: 11/7/71                            2004           2001 to April 2004, Portfolio Manager for
                                                                 Dimensional Fund Advisors Inc. Formerly, a trader
                                                                 at Lincoln Capital Fixed Income Management
                                                                 (formerly Lincoln Capital Management Company).
------------------------- ------------------- -----------------  -----------------------------------------------------
Heather H. Mathews        Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 12/12/69                           2004           Dimensional Fund Advisors Ltd.  Prior to April
                                                                 2004, Portfolio Manager for Dimensional Fund
                                                                 Advisors Inc.  Formerly, Graduate Student at
                                                                 Harvard University (August 1998 to June 2000).
------------------------- ------------------- -----------------  -----------------------------------------------------
David M. New              Vice President         Since           Vice President of all the DFA Entities.  Formerly,
Date of Birth:  02/09/60                          2003           Client Service Manager of Dimensional Fund Advisors
                                                                 Inc.  Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002); and President, Kobe Investment
                                                                 Research (August 1999 to November 2000).
------------------------- ------------------- -----------------  -----------------------------------------------------
Catherine L. Newell       Vice President and        Vice         Vice President and Secretary of all the DFA
Date of Birth: 5/07/64    Secretary               President      Entities.  Vice President and Assistant Secretary
                                                    since        of DFA Australia Limited.  Director, Vice President
                                                  1997 and       and Secretary of Dimensional Fund Advisors Ltd.
                                                  Secretary      (since February 2002, April 1997 and May 2002,
                                                    since        respectively). Vice President and Secretary of
                                                     2000        Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).  Director of Dimensional Funds plc (since
                                                                 January 2002).  Formerly, Assistant Secretary of
                                                                 all DFA Entities and Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
David A. Plecha           Vice President         Since           Vice President of all the DFA Entities, DFA
Date of Birth: 10/26/61                           1993           Australia Limited and Dimensional Fund Advisors Ltd.
------------------------- ------------------- -----------------  -----------------------------------------------------
Eduardo A. Repetto        Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 1/28/67                            2002           Research Associate for Dimensional Fund Advisors
                                                                 Inc. (June 2000 to April 2002). Formerly, Research
                                                                 scientist (August 1998 to June 2000), California
                                                                 Institute of Technology.
------------------------- ------------------- -----------------  -----------------------------------------------------
Michael T. Scardina       Vice President,        Since           Vice President, Chief Financial Officer and
Date of Birth: 10/12/55   Chief Financial         1993           Treasurer of all the DFA Entities, DFA Australia
                          Officer and                            Limited, Dimensional Fund Advisors Ltd. and since
                          Treasurer                              June 2003, Dimensional Fund Advisors Canada Inc.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 February 2002) and Dimensional Funds plc (since
                                                                 January 2002).
------------------------- ------------------- -----------------  -----------------------------------------------------
David E. Schneider        Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 1/26/46                            2001           2001, Regional Director of Dimensional Fund
                                                                 Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
John C. Siciliano         Vice President         Since           Vice President of all the DFA Entities. Currently,
Date of Birth: 8/24/54                            2001           Director of Global Institutional Services of
                                                                 Dimensional Fund Advisors Inc.  Director of
                                                                 Dimensional Fund Advisors Ltd. (since May 2001).
                                                                 Formerly, Vice President of DFA Australia Limited.
                                                                 Formerly, Director of Dimensional Funds plc.
                                                                 Formerly, Managing Principal, Payden & Rygel
                                                                 Investment Counsel  (April 1998 to December 2000).
------------------------- ------------------- -----------------  -----------------------------------------------------
Jeanne C. Sinquefield, Ph Executive Vice         Since           Executive Vice President of all the DFA Entities
Date of Birth: 12/02/46   President               1988           and DFA Australia Limited. Vice President
                                                                 (formerly, Executive Vice President) of Dimensional
                                                                 Fund Advisors Ltd. (since January 2003) and
                                                                 Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).

                                      -11-

------------------------- ------------------- -----------------  -----------------------------------------------------
Grady M. Smith            Vice President         Since           Vice President of all the DFA Entities. From August
Date of Birth: 5/26/56                            2004           2001 to April 2004, Portfolio Manager of
                                                                 Dimensional Fund Advisors Inc.  Formerly, Principal
                                                                 of William M. Mercer, Incorporated (July 1995 to
                                                                 June 2001).
------------------------- ------------------- -----------------  -----------------------------------------------------
Carl G. Snyder            Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 6/08/63                            2000           July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors Inc.  Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------- ------------------- -----------------  -----------------------------------------------------
Lawrence R. Spieth        Vice President         Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 11/10/47                           2004           April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Bradley G. Steiman        Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 3/25/73                            2004            Dimensional Funds Canada Inc. (since June 2003).
                                                                 Prior to April 2002, Regional Director of
                                                                 Dimensional Fund Advisors Inc.  Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000); and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------- ------------------- -----------------  -----------------------------------------------------
Karen Umland              Vice President         Since           Vice President of all the DFA Entities, DFA
Date of Birth: 3/10/66                            1997           Australia Limited, Dimensional Fund Advisors Ltd.
                                                                 and since June 2003, Dimensional Fund Advisors
                                                                 Canada Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Carol W. Wardlaw          Vice President         Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 8/7/58                             2004           April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------- -----------------  -----------------------------------------------------
Weston J. Wellington      Vice President         Since           Vice President of all the DFA Entities.  Formerly,
Date of Birth: 3/01/51                            1997           Vice President of DFA Australia Limited.
------------------------- ------------------- -----------------  -----------------------------------------------------
Daniel M. Wheeler         Vice President         Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 3/03/45                            2001           2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors Inc.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------- ------------------- -----------------  -----------------------------------------------------

/1/  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Because Class R shares have not been offered prior to the date of this SAI,
Directors  and  officers  as a  group  own  less  than  1%  of  the  Portfolio's outstanding Class R shares.

                              SERVICES TO THE FUND

Administrative Services

     The Fund has entered into an  administration  agreement with the Advisor on behalf of the Portfolio.  Pursuant to the administration  agreement, the Advisor performs various  services,  including:  supervision of the services provided by the Portfolio's  custodian and dividend  disbursing agent and others who provide services to the Fund for the  benefit of the  Portfolio;  assisting  the Fund to comply with the provisions of federal, state, local and foreign securities,  tax and  other  laws  applicable  to  the  Portfolio;  providing  shareholders  with information  about the Portfolio and their  investments  as they or the Fund may request;  assisting  the Fund to conduct  meetings of  shareholders;  furnishing information as the Board of Directors may require regarding the Master Fund; and
any other administrative  services for the benefit of the Portfolio as the Board of Directors  may  reasonably  request.  The Advisor also provides the Fund with office  space and  personnel.  The  Portfolio  is obligated to pay the Advisor a monthly fee equal to one-twelfth of 0.30% of the Portfolio's  average net assets for  administrative  services.  Each class of shares of the  Portfolio  pays its proportionate  share of the fees paid to the  Advisor  based on the  average net assets of the classes.  For the fiscal years ended November 30, 2003,  2002, and
2001,  the  Portfolio  paid  administrative  fees to the Advisor of  $9,508,000,
$8,896,000 and $8,885,000, respectively.

                                      -12-

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing  and  transfer  agent  for  the
Portfolio  and the Master  Fund.  The  services  provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include  day-to-day  keeping and maintenance of certain records,  calculation of the  offering  price of the shares,  preparation  of reports,  liaison  with its custodian, and transfer and dividend disbursing agency services.  PFPC's charges for its  services  to  feeder  portfolios  are  based on the  number  of  feeder portfolios  investing  in each  Master  Fund  and  whether  the  Master  Fund is organized to be taxed as a corporation or partnership  for tax purposes.  PFPC's charges are  allocated  amongst the feeders  based on the relative net assets of the  feeders.  The  Portfolio  invests  in a  Master  Fund  that is  taxed  as a corporation.  PFPC's  charges in the  aggregate to a group of feeder  portfolios investing in Master Funds which are taxed as  corporations  are $1,000 per month multiplied by the number of feeder portfolios.

Shareholder Services

     An amount equal to 0.25% of the average net assets of the Portfolio's Class
R shares may be used to  compensate  service  agents  that  provide  shareholder
servicing,   record   keeping,   account   maintenance  and  other  services  to
shareholders of the Portfolio's Class R shares.

Custodian

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio and the Master Fund.  The custodian  maintains a separate account or accounts for the Portfolio and Master Fund; receives,  holds and releases  portfolio  securities on account of the Portfolio and Master Fund;
makes receipts and  disbursements of money on behalf of the Portfolio and Master
Fund; and collects and receives income and other payments and  distributions  on account of the Portfolio's and Master Fund's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Certified Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent  registered certified public accounting  firm to the Fund and audit the annual  financial  statements  of the
Fund. Their address is 200 East Las Olas Boulevard,  Suite 1700, Ft. Lauderdale,
FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A.  Sinquefield,  as  directors  and officers of the
Advisor and  shareholders  of the  Advisor's  outstanding  stock,  may be deemed controlling  persons of the Advisor.  For the services it provides as investment advisor to the Master Fund,  the Advisor is paid a monthly fee  calculated  as a percentage of average net assets of the Master Fund.  For the fiscal years ended
November  30,  2003,  2002,  and 2001,  the Master  Fund paid  advisory  fees of
$6,735,000,  $6,344,000, and $6,132,000,  respectively. The Master Fund has more than one

                                      -13-

investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

     In approving  the  continuation  of the advisory  agreement  for the Master
Fund, the Board of Trustees,  including  those Trustees who are not  "interested persons"  (as  defined  in the  1940  Act)  of the  Trust  or the  Advisor  (the
"Disinterested  Trustees"),  considered a number of factors,  including: (i) the nature,  extent and  quality of  services  provided by the Advisor to the Master
Fund;  (ii) the fees and  expenses  borne by the  Master  Fund;  and  (iii)  the performance of the Master Fund relative to a selected peer group of funds.  When considering the nature and quality of the services provided by the Advisor,  the
Board of Trustees  reviewed the scope,  depth and  experience  of the  Advisor's organization and the investment  professionals  currently  providing  management services to the Master  Fund.  The Board of  Trustees  evaluated  the  Advisor's portfolio  management process.  The Board of Trustees also considered the nature and character of  non-investment  management  services  provided by the Advisor.
When considering the fees and expenses borne by the Master Fund, and considering the  reasonableness  of the management  fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the
Advisor (or its  affiliates) in connection  with  providing  such services,  the
Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees  charged  the funds in its peer  group  for  comparable  services,  and analyzed the  expenses  incurred by the Advisor with respect to the Master Fund.
The  Board  of  Trustees  also  reviewed  the  Advisor's  operations,  financial condition,  and  financial  results in managing  the Master  Fund.  The Board of
Trustees noted,  among other things,  that the Master Fund's management fees and total  expenses as a percentage  of its average net assets over various  periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees  compared the  performance of the  Master  Fund to the  performance  of a peer  group  of  funds,  and also reviewed the sales and redemption  activity of the Master Fund. After requesting and  reviewing  such  materials  as  it  deemed  necessary,  and  based  on  the considerations  described  above,  including the  high-quality of the personnel, financial  condition,  investment advisory  capabilities,  portfolio  management process and the performance of the Advisor with respect to the management of the
Master Fund, the Board of Trustees  concluded  that the  management  fees of the
Master Fund are fair,  both  absolutely  and in  comparison  with those of other funds in its peer group and the industry at large,  the scope and quality of the services to be provided by the Advisor to the Master Fund were  consistent  with the Master Fund's operational requirements,  and that shareholders have received reasonable  value in return  for  paying  such fees and  expenses.  The Board of
Trustees also determined  that the  performance  results of the Master Fund were reasonable,  as compared with  relevant  performance  standards and  appropriate market indexes.  The Board of Trustees,  including the  Disinterested  Trustees, therefore  concluded that the continuation of the advisory  agreement was in the best interests of the Master Fund and its shareholders.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983,  the Fund was named DFA Small Company Fund Inc. The DFA  Investment  Trust
Company was organized as a Delaware  statutory  trust (a form of entity formerly known as a business  trust) on October 27, 1992.  The Trust offers shares of its series only to institutional investors in private offerings.

     From  September  1995 until August 1997,  the Portfolio was called the U.S.
Small Cap Value  Portfolio  and from August 1997 to April 1, 2001it was known as the U.S. 6-10 Value Portfolio.

                                 CODES OF ETHICS

     The Fund,  the Trust,  the Advisor and DFAS have  adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain  access  persons of the  Portfolio and Master Fund.  The Code is designed to ensure that access  persons act in the interest of the Portfolio and Master Fund, and their shareholders,  with respect to any  personal  trading of  securities.  Under the Code,  access  persons  are generally  prohibited from knowingly  buying or selling  securities  (except for mutual funds, U.S. government securities and money market instruments) which are being  purchased,  sold or  considered  for  purchase or sale by a Portfolio  or
Master Fund unless their  proposed  purchases are approved in advance.  The Code also contains certain  reporting  requirements and securities  trading clearance procedures.

                                      -14-

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption  liquidation and other rights and preferences as the other class of shares of the  Portfolio,  except  that on a matter  affecting a single class,  only shares of that class of the  portfolio are permitted to vote on the matter.

     With respect to matters which require  shareholder  approval,  shareholders are entitled to vote only with  respect to matters  which affect the interest of the portfolio or class of shares which they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders  would be  entitled  to  receive  on a per  class  basis the  assets of the  particular
Portfolio whose shares they own, as well as a proportionate share of Fund assets not  attributable  to any particular  Portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940
Act or other  applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder  proposal,  the Fund will solicit voting  instructions from the
Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's  shares in the Master Fund in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote  shares of the  Portfolio  for which  they  receive no voting instructions in accordance with their best judgment.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because Class R shares have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding Class R shares of the
Portfolio.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption order

                                      -15-

when the  sub-transfer  agent receives the order.  Shares of a Portfolio will be priced at the  public  offering  price  next  calculated  after  receipt  of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fess may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the prospectus.

                              REDEMPTION OF SHARES

     The following  information  supplements  the  information  set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC,  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets,  and (3) for such other periods as the SEC may permit.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the Portfolio.  Unless your investment in a Portfolio is through a retirement  plan, you should  consider the tax  implications  of investing and consult  your own tax  adviser.  The tax  consequences  described  below  may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation.  These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

     The  Portfolio  receives  income  generally  in the form of its  shares  of dividends  earned by the  Master  Fund on its  investments.  This  income,  less expenses  incurred  in  the  operation  of the  Portfolio,  constitute  its  net investment  income from which  dividends  may be paid to its  shareholders.  Any distributions by the Portfolio from such income (other than qualified dividends)
will be taxable to a shareholder as ordinary  income,  whether they are received in cash or in  additional  shares.  A portion  of the income  dividends  paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

     Under the 2003 Tax Act,  dividends  earned on the following  income sources will  be  subject  to a  maximum  rate  of tax of 15%  for  individuals  (5% for individuals in the 10% and 15% federal rate bracket):

     o    dividends paid by domestic corporations, and

     o    dividends paid by qualified foreign corporations, including:

          -    corporations incorporated in a possession of the U.S.,

          -    corporations  eligible for benefits of a comprehensive income tax treaty  with  the  United  States  that the  Treasury  Department determines is satisfactory  (including an exchange of information program), and

          -    corporations  whose stock is readily  tradable on an  established securities market in the United States.

For  individuals  in the 10%  and  15% tax  brackets,  the  rate  for  qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

                                      -16-

     Dividends  from  corporations  exempt  from  tax,  dividends  from  foreign personal holding  companies,  foreign  investment  companies and passive foreign investment  companies  (PFICs),  and dividends  paid from  interest  earned by a
Master Fund on debt securities generally will not qualify for this favorable tax treatment.

     Both the Portfolio's  corresponding Master Fund and the investors must each separately  meet  certain  holding  period  requirements  to  qualify  Portfolio dividends for this treatment.  Specifically, the Master Fund must hold the stock for at least 61 days  during the  120-day  period  beginning  60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days  during the  120-day  period  beginning  60 days before the
Portfolio distribution goes ex-dividend.  The ex-dividend date is the first date following the  declaration  of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction  legislation introduced in the U.S.  Congress  in  December  2003,  a proposal  has been made to extend the
120-day  period  to 121 days.  If this  provision  becomes  law,  it will  allow shareholders  who purchase their shares on the day before the  ex-dividend  date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary dividend income that is from qualified  sources.  If 95%
or more of the Portfolio's income is from qualified sources,  it will be allowed to designate 100% of its ordinary  income  distributions  as qualified  dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary  income,  into qualified  dividend  income  eligible for taxation at reduced rates.

Distribution of Capital Gain

     The Master  Fund may derive  capital  gains and losses in  connection  with sales or other dispositions of its portfolio securities.  Distributions from the
Master  Fund's net  short-term  capital gain will be taxable to the Portfolio as ordinary income,  and distributions from the Master Fund's net long-term capital gain will be taxable to the Portfolio as long-term capital gain. Any net capital gains realized by the Portfolio  generally are  distributed  once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund. These  distributions  will not be taxable to 401(k)
plans or other exempt shareholders.

     Capital gain dividends and any net long-term capital gains you realize from the sale of  Portfolio  shares are  subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

     The special  provisions  of the 2003 Tax Act dealing with reduced  rates of taxation for qualified  dividends and net long-term  capital gains are scheduled to sunset on December 31, 2008,  unless  extended or made permanent  before that date.  If these rules do sunset,  the prior rates of taxation of  dividends  (as ordinary  income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced  (unless these  provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act.  If the 2003 Tax Act  changes  do sunset in 2008,  the rules on  taxation  of capital  gains that were in effect  prior to the 2003 Tax
Act,  including  provisions for the taxation of five-year  gains,  will again be effective for 2009 and later years.

                                      -17-

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board  reserves the right  not to  maintain  the  qualification  of  the  Portfolio  as a  regulated investment  company,  if it determines such course of action to be beneficial to shareholders.  In such case,  the  Portfolio  will be subject  to  federal,  and
possibly  state,   corporate  taxes  on  its  taxable  income  and  gains,   and
distributions to shareholders  will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

o    98% of its taxable ordinary income earned during the calendar year;
o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and
o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

     Dividends from net investment income generally will qualify in part for the
corporate  dividends-received   deduction,  but  the  portion  of  dividends  so
qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.  Dividends  derived by the Master
Fund may not qualify for the corporate  dividends-received  deduction because of certain timing rules,  hedging activities,  or debt financing  activities at the level of the Master Fund,  the  Portfolio,  or the  corporate  shareholder,  the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

     Losses  incurred  on the sale of  securities  by the Master Fund to another
Master Fund may be disallowed  if, as of the date of sale, the same persons (or, in the case of a sale of  securities  by the Master Fund to another  Master Fund organized as a corporation (a "Corporate  Master Fund"),  five or fewer persons)
own directly or indirectly more than 50% of the  outstanding  shares in both the selling and purchasing Master Funds.  Under attribution  rules, the shareholders of the  Portfolio  would be  considered  to own the shares of the  corresponding
Master Fund on a pro rata basis for purposes of applying  the loss  disallowance rule.  In applying  these  attribution  rules to the sale of  securities  by the
Master Fund to another  Corporate Master Fund, only  shareholders that own 5% or more of the  shares of the  Portfolio  are  considered  to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause a  shareholder  to recognize a gain or loss.  If a  shareholder  holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.  All or a  portion  of any loss  that a  shareholder  realizes  upon the redemption  of a  Portfolio's  shares will be  disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of

                                      -18-

dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

     To  the  extent  the  Master  Fund  invests  in  certain  U.S.   Government
obligations,  dividends  received by the Portfolio from this interest income and distributed  to  shareholders  will not be exempt  from state or local  personal income  taxes by virtue of the  federal  income  status of the Master  Fund as a corporation for federal income tax purposes.

Complex Securities

     The Master Fund may invest in complex  securities and such  investments may be subject to numerous  special  and  complicated  tax rules.  These rules could affect  whether  gains or losses  recognized  by the Master  Fund are treated as ordinary  income or capital gain,  accelerate  the  recognition of income to the
Master Fund or defer the Master  Fund's  ability to recognize  losses.  In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Securities Lending

     The Master Fund's entry into securities lending  transactions may cause the replacement  income  earned on the  loaned  securities  to fall  outside  of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income or capital  gain a  percentage  of income that is not equal to the actual amount of such  income  earned  during  the  period of their  investment  in the
Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund and the Board of Trustees of the Trust
have delegated the authority to vote proxies for the portfolio  securities  held by the  Portfolio  and Master Fund to the Advisor in  accordance  with the Proxy
Voting  Policies  and  Procedures  (the  "Voting  Policies")  and  Proxy  Voting
Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate one or more of its members to oversee  specific,  on-going  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio  and Master Fund,  including all authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally,  the Advisor analyzes proxy statements on behalf  of the  Portfolio  and  Master  Fund in  accordance  with the  Voting
Policies and the Voting Guidelines.  Most proxies that the Advisor receives will be voted in accordance with the predetermined  Voting  Guidelines.  Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual  determination of how to vote a particular proxy,  thereby largely  eliminating  conflicts of interest for the
Advisor during the proxy voting process.  However, the Proxy Policies do address the  procedures  to be followed if a conflict  of  interest  arises  between the interests  of the  Portfolios  or the Master  Funds,  and the  interests  of the
Advisor  or  its  affiliates.  If an  Investment  Committee  member  has  actual knowledge of a conflict of interest and recommends a vote contrary to the Voting
Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an
Independent Director/Trustee of the applicable

                                      -19-

Portfolio's or Master Fund's Board of  Directors/Trustees  and vote the proxy in accordance with the direction of such Independent Director/Trustee.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis will be documented in writing), the Advisor believes that a Portfolio's or an  Underlying  Fund's best  interests  would be served by such vote.  To the extent that the Voting  Guidelines do not address a potential  voting issue, the
Advisor will vote on such issue in a manner that is  consistent  with the spirit of the Voting  Guidelines  and that the  Advisor  believes  would be in the best interest of the Portfolio or Underlying Fund. Pursuant to the Voting Guidelines,
the Advisor generally votes for matters such as: (i) routine business  decisions
(such as stock splits,  name changes and setting the number of directors);  (ii)
reverse anti-takeover amendments;  (iii) auditors; (iv) directors; (v) proposals
establishing  or  increasing   indemnification  of  directors;   (vi)  proposals
eliminating or reducing director's  liability;  (vii) equal access to the proxy;
(viii) the right to act by written consent of  shareholders  and to hold special
meetings  of   shareholders;   (ix)  the  separation  of  audit  and  consulting
responsibilities;  and  (x)  confidential  voting.  As  provided  in the  Voting
Guidelines,   the  Advisor   generally   votes  against  matters  such  as:  (i)
anti-takeover  measures  (such  as  reincorporation  to  facilitate  a  takeover defense, adoption of fair price amendments,  institution of classified boards of directors,  elimination  of  cumulative  voting and  creation of super  majority provisions);  (ii) the  issuance  of a new class of stock  with  unequal  voting rights;  and (iii) blank check preferred stock proposals.  The Voting Guidelines also provide that the Advisor will  generally  consider on an  individual  basis such proposals as: (i) increasing  authorized common stock; (ii) establishing or increasing  a stock  option  plan or other  employee  compensation  plan;  (iii)
approving a reorganization  or merger;  (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

     Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request,  by calling collect:  (310) 395-8005 and posted on the Commission's  website at  http://www.sec.gov  no later than August
31, 2004 and will reflect the  twelve-month  period  beginning  July 1, 2003 and ending June 30, 2004.

                        Disclosure OF Portfolio Holdings

     The Fund may make available at month-end certain information  regarding the securities  holdings of the Portfolio and Master Fund ("Holdings  Information").
The  Holdings  Information  may be  posted  each  month on the  Fund's  website,
www.dfaus.com,  with a  one-month  time lag.  Holdings  Information  also may be provided to third-party  data vendors,  upon request.  The Fund may provide more
current  Holdings  Information  only  to  those  financial  advisors,   clients,
authorized  consultants or authorized  custodians who  specifically  request the more  current  Holdings  Information  and who  execute a use and  non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, 200 East Las Olas  Boulevard,  Suite 1700, Ft.
Lauderdale,  FL 33301, is the Fund's  independent  registered  certified  public accounting firm. It audits the Fund's annual financial  statements.  The audited financial  statements  and financial  highlights of the Portfolio for the fiscal year  ended  November  30,  2003,  as set forth in the Fund's  annual  report to shareholders,  including  the  report  of  PricewaterhouseCoopers  LLP,  and the unaudited financial  information for the period ended May 31, 2004, as set forth in the Fund's semi-annual report to shareholders,  are incorporated by reference into this SAI.

                                      -20-

     The  audited  financial  statements  of the Master Fund for the fiscal year ended  November  30,  2003,  as  set  forth  in the  Trust's  annual  report  to shareholders,  including  the  report  of  PricewaterhouseCoopers  LLP,  and the unaudited financial  information for the period ended May 31, 2004, as set forth in the Fund's semi-annual report to  shareholders,are  incorporated by reference into this SAI.

     A  shareholder  may obtain a copy of the reports  upon  request and without charge,  by contacting the Fund at the address or telephone  number appearing on the cover of this SAI.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                                      -21

                  DFA INVESTMENT DIMENSIONS GROUP INC. (72/73)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of  Restatement  effective  August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          -----------------------------------
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
          *        Class R Shares of U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          -----------------------------------
          Filing:           Post-Effective Amendment No. 71/72 to Registrant's
                            Registration Statement on Form N-1A.
          File Nos.:        2-73948 and 811-3258.
          Filing Date:      June 28, 2004.

(b)  By-Laws.

     Amended and Restated By-Laws of the Registrant.
     Incorporated herein by reference to:
     -----------------------------------
     Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                       Registration Statement on Form N-1A.
     File Nos.:        2-73948 and 811-3258.
     Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.

     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.
     (1)  Investment Management Agreements.
          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
          *       DFA Five-Year Government Portfolio
          Incorporated herein by reference to:
          -----------------------------------
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed Income
                       Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio (formerly the DFA
                       Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Large Value Portfolio (formerly known as the DFA Global Value
                       Portfolio)
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Small Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
              *       VA International Value Portfolio
              Incorporated herein by reference to:
              -----------------------------------
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S.
                       5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10
                       Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:

                    *        Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed
                             U.S. Small Cap Value Portfolio
                    *        Tax-Managed U.S. 6-10 Small Company Portfolio to the
                             Tax-Managed U.S. Small Cap Portfolio
                     Incorporated herein by reference to:
                     -----------------------------------
                     Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                      Registration Statement on Form N-1A.
                     File Nos.:       2-73948 and 811-3258.
                     Filing Date:     March 29, 2004.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
          *       VA International Small Portfolio.
          Incorporated herein by reference to:
          ------------------------------------
          Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (b)  Sub-Advisory  Agreement  between the  Registrant,  DFA and Dimensional
          Fund Advisors Ltd. dated September 21, 1995 re: the:
          *       VA International Small Portfolio.
          Incorporated herein by reference to:
          ------------------------------------
          Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (c)  Form of Consultant  Services  Agreement  between DFA and DFA Australia
          Ltd.  (formerly  DFA  Australia  Pty Limited)
          Incorporated  herein by reference to:
          ------------------------------------
          Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 1999.

     (d)  Form of Consultant Services Agreement between DFA and Dimensional Fund
          Advisors Ltd.
          Incorporated herein by reference to:
          ------------------------------------
          Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 1999.

     (e)  Underwriting Contracts.

          (1)  Amended  and   Restated   Distribution   Agreement   between  the
               Registrant and DFA Securities Inc. dated December 19, 2003.
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

     (f)  Bonus or Profit Sharing Plans.
          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Custodian  Agreement  between the Registrant  and PNC Bank,  N.A.
               (formerly Provident National Bank) dated June 19, 1989 re: the:

               *        Enhanced U.S. Large Company Portfolio;
               *        DFA Two-Year Corporate Fixed Income Portfolio; and
               *        DFA Two-Year Government Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 37/38 to Registration Statement of the
                                Registrant on form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (2)  Form of Custodian  Agreement between the Registrant and PNC Bank,
               N.A. (formerly Provident National Bank) re: the:
               *        U.S. 9-10 Small Company Portfolio;
               *        U.S. Large Company Portfolio;
               *        DFA One-Year Fixed Income Portfolio;
               *        DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA
                        Intermediate Government Bond Portfolio; and
               *        DFA Five-Year Government Portfolio
               Previously filed with this registration statement and incorporated herein by reference.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *       Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (c)  Addendum Number Three re: the addition of:
                    *       LD U.S. Large Company Portfolio;
                    *       HD U.S. Large Company Portfolio;
                    *       LD U.S. Marketwide Value Portfolio; and
                    *       HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:
                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                            International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:
                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                            Small Cap Portfolio
                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                            Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (f)  Addendum Number Six re: the addition of the:
                    *       Tax-Managed U.S. Marketwide Portfolio;
                    and the reflection of the following name changes:
                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     September 7, 2001.

               (g)  Addendum  Number Seven re: the  reflection  of the following name change:
                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                            Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

               (h)  Addendum  Number  Eight  re:  the  addition  of  the:  * DFA
                    Short-Term  Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

     (h)  Other Material Contracts.
          (1)  Transfer Agency Agreement.
               Transfer  Agency  Agreement  between the Registrant and PFPC Inc.
               (formerly Provident Financial Processing  Corporation) dated June
               19, 1989. Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 48/49 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *       Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (c)  Addendum Number Three re: the addition of:

                    *       LD U.S. Large Company Portfolio;
                    *       HD U.S. Large Company Portfolio;
                    *       LD U.S. Marketwide Value Portfolio; and
                    *       HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:

                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                            International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:

                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                            Small Cap Portfolio
                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                            Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (f)  Addendum Number Six re: the  establishment of procedures for the provision of pricing information to Fidelity Investments
                    Institutional Operations Company, Inc.

                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     September 7, 2001.

               (g)  Addendum Number Seven re: the addition of the:

                    *       Tax-Managed U.S. Marketwide Portfolio
                    and the reflection of the following name changes:
                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     September 7, 2001.

               (h)  Addendum  Number Eight re: the  reflection  of the following name change:

                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                            Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

               (i)  Addendum Number Nine re: the addition of the:

                    *       DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

          (2)  Administration  and  Accounting   Agreement   Administration  and
               Accounting  Services  Agreement  between the  Registrant and PFPC dated  June  19,  1989.
               Incorporated  herein  by  reference  to:
               -----------------------------------
               Filing:    Post-Effective Amendment  No. 48/49 to  Registrant's
                          Registration  Statement on Form N-1A.
               File Nos.:  2-73948 and 811-3258.
               Filing Date:  March 20, 1998.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *       Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (c)  Addendum Number Three re: the addition of:
                    *       LD U.S. Large Company Portfolio;
                    *       HD U.S. Large Company Portfolio;
                    *       LD U.S. Marketwide Value Portfolio; and
                    *       HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:
                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                            International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:
                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                            Small Cap Portfolio
                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                            Value Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

               (f)  Addendum Number Six re: the  establishment of procedures for the provision of pricing information to Fidelity Investments
                    Institutional Operations Company, Inc.
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     September 7, 2001.

               (g)  Addendum Number Seven re: the addition of the:
                    *       Tax-Managed U.S. Marketwide Portfolio
                    and the reflection of the following name changes:
                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     September 7, 2001.

               (h)  Addendum  Number Eight re: the  reflection  of the following name change:
                    *  Tax-Managed  U.S.  Marketwide  Portfolio to
                    Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

               (i)  Addendum Number Nine re: the addition of the:
                    *       DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     July 30, 2002.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.
          (a)  Dated  January  6,  1993  re:  the
               * DFA  One-Year  Fixed  Income
               Portfolio (formerly The DFA Fixed Income Shares)

               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
               *       Continental Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Dated December 1, 1995 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:  * U.S. 6-10 Small Company  Portfolio to U.S.  Small
                    Cap Portfolio Incorporated herein by reference to:

                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High
                       Book-to-Market Portfolio)
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
              *       U.S. Small Cap Value Portfolio
              Incorporated herein by reference to:
              -----------------------------------
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    * U.S. 6-10 Value Portfolio (formerly the U.S. Small
                    Cap High Book to Market  Portfolio) to U.S.  Small Cap Value
                    Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

          (j)  Dated February 8, 1996 re: the
                *       RWB/DFA International High Book to Market Portfolio (formerly DFA
                        International High Book to Market Portfolio; formerly the Reinhardt
                        Werba Bowen International Large Stock Portfolio)
                Incorporated herein by reference to:
                -----------------------------------
                Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                 Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *  RWB/DFA   International   High  Book  to  Market
                    Portfolio to the AAM/DFA  International  High Book to Market
                    Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:           Post-Effective Amendment No. 59/60 to Registrant's
                                      Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Dated August 8, 1996 re: the:
              *       International Small Company Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Dated November 30, 1997 re: the:
               *       U.S. Small XM Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    * U.S. 4-10 Value  Portfolio to U.S. Small XM Value
                    Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

          (r)  Dated November 30, 1997 re: the:
               *       Emerging Markets Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
               *       Tax-Managed U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 61/62 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *  Tax-Managed   U.S.   Marketwide   Portfolio  to
                    Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    -----------------------------------
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Oher.
          (a)  Marketing  Agreement dated June 29, 1994 between DFA and National
               Home Life Assurance Company.
               Incorporated herein by reference to:
               ------------------------------------
               Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               ------------------------------------
               Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio (formerly the DFA
                       International High Book to Market Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               ------------------------------------
               Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name
                    change:  *  RWB/DFA   International   High  Book  to  Market
                    Portfolio to the AAM/DFA  International  High Book to Market
                    Portfolio
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:           Post-Effective Amendment No. 59/60 to the
                                      Registrant's Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (d)  Amended and Restated Fee Waiver and Expense Assumption  Agreement
               between the Registrant and DFA. dated July 19, 2002.
               Incorporated herein by reference to:
                -----------------------------------
                Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                 Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     March 29, 2004.

     (i)  Legal Opinion.
          (1)  Legal  Opinion  of  Stradley,   Ronon,   Stevens  &  Young,  LLP.
               Incorporated herein by reference to:
               ------------------------------------
                Filing:          Post-Effective Amendment No. 68/69 to the Registrant's
                                 Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     March 31, 2003

     (j)  Other Opinions.

          (1)  Consent of PricewaterhouseCoopers
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.1.

     (k)  Omitted Financial Statements.
          Not applicable.

     (l)  Initial Capital Agreements.
          Subscription  Agreement  under  Section  14(a)(3)  of  the  Investment
          Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

     (m)  Rule 12b-1 Plans.
          Not Applicable

     (n)  Plans pursuant to Rule 18f-3.

          (1)  Multiple  Class Plan  Pursuant  to Rule 18f-3,  adopted  April 1,
               2004, re: the:
               *        U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               -----------------------------------
               Filing:           Post-Effective Amendment No. 71/72 to Registrant's
                                 Registration Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      June 28, 2004.

     (o)  Powers-of-Attorney.

          (1)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and  Dimensional  Emerging  Markets Value Fund Inc. dated October
               13,    2000.
               Incorporated herein by reference to:
               -----------------------------------
               Filing:    Post-Effective Amendment No. 62/63 to the Registrant's
               Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: July 10, 2001.

          (2)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and  Dimensional  Emerging  Markets Value Fund Inc. dated January
               24, 2001.
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (3)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and Dimensional  Emerging  Markets Value Fund Inc. dated December
               19, 2003.
               Incorporated herein by reference to:
               -----------------------------------
               Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 29, 2004.

     (p)  Codes of Ethics.

          (1)      Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
                   Incorporated herein by reference to:
                   -----------------------------------
                   Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                                    Registration Statement on Form N-1A.
                   File Nos.:       2-73948 and 811-3258.
                   Filing Date:     January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
         None.

ITEM 25. INDEMNIFICATION.

     Reference  is made to Section 1 of Article IX of the  Registrant's  Amended
     and  Restated  By-Laws,  which  provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

     (a)  Dimensional  Fund Advisors  Inc.,  with a principal  place of business located at 1299 Ocean Avenue,  11th Floor, Santa Monica, CA 90401, the
          investment manager for the Registrant,  is also the investment manager for three other  registered  open-end  investment  companies,  The DFA
          Investment Trust Company, Dimensional Emerging Markets Value Fund Inc.
          and  Dimensional  Investment  Group Inc.  The  Advisor  also serves as sub-advisor for certain other registered investment companies.

          The Advisor is engaged in the business of providing  investment advice primarily to  institutional  investors.  For  additional  information, please  see  "Management  of the  Fund" in PART A and  "Directors  and
          Officers" in PART B of this Registration Statement.

          Additional  information  as to  the  Advisor  and  the  directors  and officers of the Advisor is  included in the  Advisor's  Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference  and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a  substantial  nature  engaged in by those  officers and directors during the past two years.

     (b)  The  Sub-Advisor  for  the VA  International  Small  Portfolio  of the
          Registrant is Dimensional  Fund Advisors Ltd.  ("DFAL").  DFAL has its
          principal  place of business is 14  Berkeley  Street,  London W1X 5AD,
          England.  Additional  information as to the DFAL and the directors and officers  of DFAL is  included  in the DFAL's  Form ADV filed with the
          Commission  (File  No.  801-40136),  which is  incorporated  herein by reference  and sets  forth  the  officers  and  directors  of DFAL and information as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     (c)  The  Sub-Advisor  for  the VA  International  Small  Portfolio  of the
          Registrant is DFA Australia  Limited  ("DFA  Australia").  DFA has its
          principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place,
          Sydney, New South Wales 2000, Australia.  Additional information as to
          DFA  Australia  and the  directors  and  officers of DFA  Australia is included in DFA Australia's  Form ADV filed with the Commission  (File
          No.  801-48036),  which is  incorporated  herein by reference and sets forth the officers and directors of DFA Australia and  information  as to any business,  profession,  vocation or employment or a substantial nature engaged in by those officers and directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter  for the
     Registrant.  DFAS also  serves as  principal  underwriter  for The DFA
     Investment Trust Company, Dimensional Emerging Markets Value Fund Inc.
     and Dimensional Investment Group Inc.

(b)  The following  tables sets forth  information as to the  Distributor's
     Directors, Officers, Partners and Control Persons:

Name and Principal                         Positions and Offices with       Positions and Offices with
Business Address                                   Underwriter                         Fund
---------------------------------- -------------------------------- -------------------------------

David G. Booth                     Chairman, Director, President,   Chairman, Director/Trustee,
1299 Ocean Avenue                  Chief Executive Officer and      President, Chief Executive
Santa Monica, CA  90401            Chief Investment Officer         Officer and Chief Investment
                                                                    Officer

Rex A. Sinquefield                 Chairman and Director            Chairman and Director/Trustee
1299 Ocean Avenue
Santa Monica, CA  90401

Eugene F. Fama Sr.                 Director                         None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL  60637

John A. McQuown                    Director                         None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA  94111

Arthur H. Barlow                   Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Valerie A. Brown                   Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                  Secretary                        Secretary
Santa Monica, CA  90401

Stephen A. Clark                   Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Truman A. Clark                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

James L. Davis                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert T. Deere                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert W. Dintzer                  Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Richard A. Eustice                 Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                  Secretary                        Secretary
Santa Monica, CA  90401

Eugene F. Fama, Jr.                Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert M. Fezekas                  Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Damon S. Fisher                    Vice President                   None
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker                Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Glenn S. Freed                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Henry F. Gray                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Kamyab Hashemi-Nejad               Vice President, Controller and   Vice President, Controller
1299 Ocean Avenue                  Assistant Treasurer              and Assistant Treasurer
Santa Monica, CA  90401

Christine W. Ho                    Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Jeff J. Jeon                       Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Patrick M. Keating                 Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Joseph F. Kolerich                 Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

David M. New                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Catherine L. Newell                Vice President, Secretary and    Vice President, Secretary and
1299 Ocean Avenue                  General Counsel                  General Counsel
Santa Monica, CA  90401

David A. Plecha                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Eduardo A. Repetto                 Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Michael T. Scardina                Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                  Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA  90401                                             Treasurer

David E. Schneider                 Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

John C. Siciliano                  Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Jeanne C. Sinquefield, Ph.D        Executive Vice President         Executive Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Grady M. Smith                     Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Carl G. Snyder                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Lawrence R. Spieth                 Vice President                   None
10 South Wacker Drive
Suite 2275
Chicago, IL  60606

Bradley G. Steiman                 Vice President                   None
Suite 910, 1055 West Hastings
Vancouver, B.C.  V6E 2E9

Karen E. Umland                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Carol W. Wardlaw                   Vice President                   None
10 South Wacker Drive
Suite 2275
Chicago, IL  60606

Weston J. Wellington               Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Daniel M. Wheeler                  Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Dimensional Fund Advisors Inc.     Shareholder
1299 Ocean Avenue
Santa Monica, CA  90401

 (c)      Not applicable.

ITEM 28. Location of Accounts and Records.

     The accounts and records of the Registrant are located at the office of the
     Registrant and at additional locations, as follows:

Name                                                    Address
----                                                    -------
DFA Investment Dimensions Group Inc.                    1299 Ocean Avenue
                                                        11th Floor
                                                        Santa Monica, CA 90401

PFPC Inc.                                               301 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
     Investment Company Act of 1940, as amended,  the Registrant  certifies that it meets all of the  requirements for  effectiveness  of this  Registration
     Statement  under Rule 485(b) under the  Securities  Act and has duly caused
     Post-Effective  Amendment  No. 72/73 to this  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the
     City of  Santa  Monica,  the  State  of  California,  as of the 26th day of
     August, 2004.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth           *
                                            ------------------------------
                                            David G. Booth, President
                                            (Signature and Title)

     Pursuant to the requirements of the Securities Act of 1933,  Post-Effective
     Amendment No. 72/73 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                        Date
---------                           -----                        ----

/s/David G. Booth           *       President, Director,         August 26, 2004
----------------------------        Chairman, Chief
David G. Booth                      Executive Officer and
                                    Chief Investment Officer

/s/Rex A. Sinquefield       *       Director and                 August 26, 2004
----------------------------        Chairman
Rex A. Sinquefield

/s/Michael T. Scardina      *       Chief Financial              August 26, 2004
----------------------------        Officer, Treasurer
Michael T. Scardina                 and Vice President

/s/George M. Constantinides *       Director                     August 26, 2004
----------------------------
George M. Constantinides

/s/John P. Gould            *       Director                     August 26, 2004
----------------------------
John P. Gould

/s/Roger G. Ibbotson        *       Director                     August 26, 2004
----------------------------
Roger G. Ibbotson

/s/Robert C. Merton         *       Director                     August 26, 2004
----------------------------
Robert C. Merton

/s/Myron S. Scholes         *       Director                     August 26, 2004
----------------------------
Myron S. Scholes

/s/Abbie J. Smith           *       Director                     August 26, 2004
----------------------------
Abbie J. Smith

     * By:        /s/Catherine L. Newell
                  -----------------------------------
                  Catherine L. Newell
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the
Registration  Statement of DFA Investment  Dimensions Group Inc. which is signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, State of California, as of the 26th day of August, 2004.

                                    THE DFA INVESTMENT TRUST COMPANY
                                                     (Registrant)

                                    By:     /s/ David G. Booth           *
                                            ------------------------------
                                            David G. Booth, President
                                            (Signature and Title)

The  undersigned  Trustees and principal  officers of THE DFA  INVESTMENT  TRUST
COMPANY consent to the filing of this Post-Effective  Amendment No. 72/73 to the
Registration  Statement  of DFA  Investment  Dimensions  Group Inc. on the dates indicated.

Signature                          Title                         Date
---------                          -----                         ----

/s/ David G. Booth          *      President, Trustee,           August 26, 2004
----------------------------       Chairman, Chief
David G. Booth                     Executive Officer and
                                   Chief Investment Officer

/s/Rex A. Sinquefield       *      Trustee and                   August 26, 2004
----------------------------       Chairman
Rex A. Sinquefield

/s/Michael T. Scardina      *      Chief Financial               August 26, 2004
----------------------------       Officer, Treasurer
Michael T. Scardina                and Vice President

/s/George M. Constantinides *      Trustee                       August 26, 2004
----------------------------
George M. Constantinides

/s/John P. Gould            *      Trustee                       August 26, 2004
----------------------------
John P. Gould

/s/Roger G. Ibbotson        *      Trustee                       August 26, 2004
----------------------------
Roger G. Ibbotson

/s/Robert C. Merton         *      Trustee                       August 26, 2004
----------------------------
Robert C. Merton

/s/Myron S. Scholes         *      Trustee                       August 26, 2004
----------------------------
Myron S. Scholes

/s/Abbie J. Smith           *      Trustee                       August 26, 2004
----------------------------
Abbie J. Smith

     * By:        /s/Catherine L. Newell
                  -----------------------------------
                  Catherine L. Newell
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.           EDGAR Exhibit No.       Description
----------------           -----------------       -----------

23(j)(1)                   EX-99.j.1               Consent of Auditors